     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1997


                                                      REGISTRATION NOS. 33-88568
                                                                        811-8948
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                     REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933                             /X/

                        PRE-EFFECTIVE AMENDMENT NO.                          / /

                      POST-EFFECTIVE AMENDMENT NO. 4                         /X/

                                     AND/OR

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                         /X/

                              AMENDMENT NO. 6                                /X/

                        (Check appropriate box or boxes)

                            ------------------------

                               SEFTON FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)
                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 524-2276


                             GEORGE MARTINEZ, ESQ.
                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                    (Name and Address of Agent for Service)


                                    COPY TO:
                             Steven R. Howard, Esq.
                                Baker & McKenzie
                                805 Third Avenue
                            New York, New York 10022

      It is proposed that this filing will become effective (check appropriate box):

      X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
              60 days after filing pursuant to paragraph (a)
              75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a) of Rule 485


      Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares of beneficial interest, par value $.001 per share, under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for its fiscal year ended March 31, 1997 was filed on May 28, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Pages:

Exhibit Index:

                               SEFTON FUNDS TRUST
                      REGISTRATION STATEMENT ON FORM N-1A
                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 481(a)
                        UNDER THE SECURITIES ACT OF 1933
                              U.S. GOVERNMENT FUND
                            CALIFORNIA TAX-FREE FUND
                               EQUITY VALUE FUND
                            SMALL COMPANY VALUE FUND

 PART A                                                                        PROSPECTUS CAPTION
--------                                                       ---------------------------------------------------
Item 1.   Cover Page.........................................  Cover Page
Item 2.   Synopsis...........................................  Fund Expenses; Fee Table
Item 3.   Condensed Financial Information....................  Prospectus Supplement
Item 4.   General Description of Registrant..................  The Funds; The Investment Policies and Practices of
                                                                 the Funds; Investment Restrictions: Risks of
                                                                 Investing in the Funds; Description of Securities
                                                                 and Investment Practices
Item 5.   Management of the Fund.............................  Management of the Funds
Item 5A.  Management's Discussion of Fund Performance........  Not Applicable
Item 6.   Capital Stock and Other Securities.................  Dividends, Distributions and Federal Income Tax;
                                                                 Other Information
Item 7.   Purchase of Securities Being Offered...............  Fund Share Valuation; Pricing of Fund Shares;
                                                                 Purchase of Fund Shares; Minimum Purchase
                                                                 Requirements; Individual Retirement Accounts
Item 8.   Redemption or Repurchase...........................  Redemption of Fund Shares
Item 9.   Legal Proceedings..................................  Not Applicable


 PART B                                                            STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------                                                       ---------------------------------------------------
Item 10.  Cover Page.........................................  Cover Page
Item 11.  Table of Contents..................................  Table of Contents
Item 12.  General Information and History....................  Not Applicable
Item 13.  Investment Objective and Policies..................  Investment Policies; Investment Restrictions
Item 14.  Management of the Registrant.......................  Management
Item 15.  Control Persons and Principal Holders of
            Securities.......................................  Other Information
Item 16.  Investment Advisory and Other Services.............  Management; Custodian; Independent Accountants
Item 17.  Brokerage Allocation...............................  Portfolio Transactions
Item 18.  Capital Stock and Other Securities.................  Other Information
Item 19.  Purchase, Redemption and Pricing of Securities
            Being Offered....................................  Pricing of Fund Shares (Part A); Purchase of Fund
                                                                 Shares (Part A); Redemption of Fund Shares (Part
                                                                 A); Determination of Net Asset Value
Item 20.  Tax Status.........................................  Taxation
Item 21.  Underwriters.......................................  Management
Item 22.  Calculation of Performance Data....................  Expenses and Expense Limits; Calculation of Yields;
                                                                 Performance Information
Item 23.  Financial Statements...............................  Financial Statements

                               SEFTON FUNDS TRUST


                                ---------------

                                   PROSPECTUS
                                 JUNE 30, 1997

                             ---------------------

                     / /  U.S. GOVERNMENT FUND

                     / /  CALIFORNIA TAX-FREE FUND

                     / /  EQUITY VALUE FUND

                     / /  SMALL COMPANY VALUE FUND

SEFTON FUNDS TRUST
                                                               3435 Stelzer Road
                                                            Columbus, Ohio 43219
                                   General & Account Information: (800) 524-2276



                 SEFTON CAPITAL MANAGEMENT - Investment Adviser
                            ("SCM" or the "Adviser")
          BISYS FUND SERVICES - Administrator, Distributor and Sponsor
                         ("BISYS" or the "Distributor")

      This prospectus describes four funds (each, a "Fund" or, collectively, the "Funds"), managed by Sefton Capital Management, a California corporation. The Funds and their objectives are:

      The U.S. Government Fund attempts to provide investors with as high a level of current income as is consistent with preservation of capital.

      The California Tax-Free Fund attempts to provide investors with as high a level of current income, exempt from both Federal and California personal income taxes, as is consistent with preservation of capital.


      The Equity Value Fund attempts to provide investors with long-term capital appreciation.


      The Small Company Value Fund attempts to provide investors with long-term capital appreciation.

      Shares of the Funds are sold to the public by the Distributor as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Funds are separate investment funds of Sefton Funds Trust (the "Trust"), a Delaware business trust and registered management investment company. Investments in shares of the Funds involve risk, including possible loss of principal.

      This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the Funds and should be read and retained for information about each Fund.

      A Statement of Additional Information (the "SAI"), dated June 30, 1997, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information number printed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
        COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                                   A CRIMINAL OFFENSE.

                                 June 30, 1997

                               Table of Contents


                                                                            Page

HIGHLIGHTS ................................................................ 3

FUND EXPENSES ............................................................. 6

FINANCIAL HIGHLIGHTS ...................................................... 8

THE FUNDS ................................................................ 12

THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS ....................... 12

MANAGEMENT OF THE FUNDS .................................................. 14

FUND SHARE VALUATION ..................................................... 17

PRICING OF FUND SHARES ................................................... 18

MINIMUM PURCHASE REQUIREMENTS ............................................ 18

PURCHASE OF FUND SHARES .................................................. 18

INDIVIDUAL RETIREMENT ACCOUNTS ........................................... 19

EXCHANGE OF FUND SHARES .................................................. 19

REDEMPTION OF FUND SHARES ................................................ 20

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX .......................... 23

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES ....................... 27

INVESTMENT RESTRICTIONS .................................................. 38

RISKS OF INVESTING IN THE FUNDS .......................................... 39

OTHER INFORMATION ........................................................ 42

                                   HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

      This Prospectus describes four funds managed by SCM. Each Fund has a distinct investment objective and policies.

THE FUNDS:

      U.S. GOVERNMENT FUND. The investment objective of the U.S. Government Fund is to provide investors with as high a level of current income as is consistent with preservation of capital. The Fund pursues its objective by investing, under normal conditions, at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in certificates of deposit, bankers' acceptances, and commercial paper rated in one of the two highest categories by a nationally recognized statistical rating organization ("NRSRO"), investment grade corporate debt securities, and investment grade mortgage- and asset-backed securities, including securities issued by foreign issuers, or unrated securities of these types determined by the Adviser to be of comparable quality. The Fund may also enter into repurchase agreements with respect to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The securities of foreign issuers in which the Fund may invest are: corporate debt securities, floating rate and variable rate debt, forward commitments and when-issued securities, market-auction preferred stock, certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Fund invests primarily in U.S. Government and U.S. Government agency securities such that its average weighted maturity will be from 5 to 10 years.

      CALIFORNIA TAX-FREE FUND. The investment objective of the California Tax-Free Fund is to provide investors with as high a level of current income, exempt from both Federal and California personal income taxes, as is consistent with preservation of capital. The Fund pursues this objective by investing primarily in California municipal obligations ("Obligations") such that the portfolio's weighted average stated maturity will be 10 or more years. The Fund invests in obligations that present acceptable credit risks in the judgment of the Adviser and that, at the time of purchase, are rated investment grade or, if such securities are unrated but are determined by the Adviser to be of comparable quality, the Fund may invest up to 15% of its portfolio in such unrated securities. The Fund may continue to hold obligations subsequently downgraded to below investment grade. The Fund intends to invest 100% of its net assets in municipal obligations exempt from California and federal income taxes. As a fundamental policy, the California Tax-Free Fund will have at least 80% of its net assets invested in tax-exempt securities and in securities the interest on which is not a tax preference item for purposes of the Federal alternative minimum tax. At least 65% of the value of its total assets will be invested in Obligations. Some of the Obligations in which the Fund invests may be "private activity bonds," the interest on which is a tax preference item for purposes of the Federal alternative minimum tax. For temporary defensive purposes, including times when Obligations may not be available in the marketplace, the Adviser may determine that a temporary defensive position is warranted and may invest more than 20% of the Fund's net assets in securities that are subject to Federal income tax, California personal income tax, or both, limited to securities issued or guaranteed by the United States Government, its agencies or instrumentalities, and related repurchase agreements. To the extent the Fund is so invested, it will not be invested in accordance with its investment objectives and policies.

      The California Tax-Free Fund may invest not more than 15% of its net assets in illiquid securities. The Board of Trustees will make a determination as to the liquidity of such investments based upon guidelines established by the Adviser which provide for analysis of such factors as the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential buyers, and the willingness of dealers to undertake and make a market in the security.

      EQUITY VALUE FUND. The investment objective of the Equity Value Fund is to provide investors with long-term capital appreciation. The Fund pursues this objective by investing primarily in common stocks of both domestic and foreign companies. The Fund may invest in large, well-established companies and smaller companies with market capitalizations exceeding $50 million at the time of purchase. Income generation is a secondary consideration for the Fund. However, the Fund may purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the market value of the securities.

      SMALL COMPANY VALUE FUND. The investment objective of the Small Company Value Fund is to provide investors with long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a portfolio of equity securities of both foreign and domestic small capitalization companies, defined as companies having stock market capitalization of $1 billion or less at the time of initial purchase, that the Adviser considers to be relatively undervalued. Current income is a secondary consideration in selecting portfolio investments. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks, preferred stocks, and securities convertible into common stocks of small capitalization companies.

      For additional information concerning the investment policies, practices and risk considerations of the Funds, see "THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS" and "RISKS OF INVESTING IN THE FUNDS" in this Prospectus.

INVESTMENT RISKS

      GENERAL. The price per share of each Fund will fluctuate with changes in value of the investments held by such Fund. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. Further, investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. Because there are no restrictions on the maturity of any individual assets in which a Fund will invest, an investment in a Fund carries some risk of volatility in principal value.


      SPECIAL RISKS SPECIFIC TO CALIFORNIA TAX-FREE FUND. Because the California Tax-Free Fund will be highly concentrated in the securities of California State and municipal issuers, the Fund will not be diversified. Investment in a non-diversified fund could, therefore, entail greater risks than investment in a "diversified" fund, including a risk of greater fluctuations in yield and share price. There are risks to investment in the California Tax-Free Fund posed by the economic strength of and pending legal actions against, the State of California. It is not currently possible to assess the impact of such economic factors and cases or current legislation and policies on the long-term ability of California state and municipal issuers to pay interest or repay principal on their obligations.


      The foregoing is a summary of risks; see "RISKS OF INVESTING IN THE FUNDS" in this Prospectus.

MANAGEMENT OF THE FUNDS

      SCM acts as investment adviser to the Funds. For its services, the Adviser receives from the Funds fees at annual rates based on each Fund's average daily net assets. See "FUND EXPENSES - Fee Table" and "MANAGEMENT OF THE FUNDS" in this Prospectus.

      BISYS acts as administrator to the Funds. BISYS provides certain administrative services to the Funds, for which it receives a fee from each Fund payable at the annual rate of 0.15% of the Fund's average daily net assets. BISYS will also distribute the Funds' shares and may be reimbursed for certain of its distribution-related expenses.

      For information on how to purchase or redeem shares in a Fund, please see "PURCHASE OF FUND SHARES" and "REDEMPTION OF FUND SHARES" in this Prospectus.

                                 FUND EXPENSES

      The purpose of the following table is to assist the shareholder in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon the Fund's operating expenses for the fiscal year ended March 31, 1997, adjusted to reflect current fees and expenses, except the costs and expenses of the Small Company Value Fund are based on estimates:

                                   FEE TABLE


                                                                                Small
                                        U.S.       California     Equity       Company
                                     Government     Tax-Free       Value        Value
                                        Fund          Fund         Fund         Fund
                                    -------------  -----------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                          None          None         None         None
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering price)            None          None         None         None
Deferred Sales Load (as a
  percentage of redemption
  proceeds)                                None          None         None         None
Redemption Fees                            None          None         None         None
Exchange Fees                              None          None         None         None

ANNUAL FUND OPERATING EXPENSE
  (as a percentage of average net
  assets)

Management Fees (after waivers)*           .50%          .45%        1.00%        1.00%
12b-1 Fees                                 None          None         None         None
Other Expenses**                           .45%          .44%         .34%         .56%

TOTAL PORTFOLIO OPERATING EXPENSES
  (after waivers)***                       .95%          .89%        1.34%        1.56%


----------------


* Management Fees consisting of investment advisory fees (before waivers) would be .60%, .60%, 1.00% and 1.25%, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.



** Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.



***Total Portfolio Operating Expenses (before waivers) would be 1.05%, 1.04%,
   1.34% and 1.81%, respectively.

Example:

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return, (2) redemption at the end of each time period, (3) that operating expenses are the same as described above, and (4) reinvestment of all dividends and distributions:


                                 U.S.         California      Equity     Small Company
                              Government       Tax-Free        Value         Value
                                 Fund            Fund          Fund          Fund
                            ---------------  -------------  -----------  -------------
1 Year                         $      10       $       9     $      14     $      16
3 Years                               30              28            42            49
5 Years                               53              49            73            85
10 Years                             117             111           161           186


      THIS ASSUMED 5% ANNUAL RETURN AND THE EXPENSES SHOWN SHOULD NOT BE CONSIDERED INDICATIONS OF ACTUAL OR EXPECTED PERFORMANCE OR OPERATING EXPENSES OF ANY FUND, BOTH OF WHICH MAY VARY SIGNIFICANTLY.

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout the period)


      The Financial Highlights for the period April 3, 1995 (commencement of investment operations) to March 31, 1996 and for the fiscal year ended March 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon appears in the Trust's annual report and which is incorporated by reference in the Statement of Additional Information ("SAI"). This information should be read in conjunction with the financial statements and notes thereto which are included in the SAI.

                          SEFTON U.S. GOVERNMENT FUND



                                                    For the Year Ended   For the Period Ended
                                                      March 31, 1997      March 31, 1996 (1)
                                                    -------------------  ---------------------
Net asset value - beginning of period                    $   12.35             $   12.00

Income from investment operations
  Net investment income                                       0.69                  0.71
  Net realized and unrealized gain from investment
    transactions                                             (0.29)                 0.37
    Total income from investment operations                   0.40                  1.08
Dividends and distributions to shareholders
  Dividends from net investment income                       (0.69)                (0.71)
  Distributions from net realized gain from
    investment transactions                                  (0.05)                (0.02)
    Total Dividends and distributions                        (0.74)                (0.73)
                                                           -------               -------
Net asset value - end of period                          $   12.01             $   12.35
                                                           -------               -------
                                                           -------               -------
Total return                                                  3.31%                 9.06%(2)
                                                           -------               -------
                                                           -------               -------

Ratios/Supplemental Data:

Net assets, end of period (000)                          $  30,062             $  19,096
Ratio of expenses to average net assets                       1.09%                 1.02%(3)
Ratio of net investment income to average net
  assets                                                      5.64%                 5.68%(3)
Ratio of expenses to average net assets without
  fee waivers                                                 1.39%                 1.39%(3)
Ratio of net investment income to average net
  assets without fee waivers                                  5.34%                 5.31%(3)
Portfolio turnover rate (4)                                  11.94%                45.41%


----------------


(1)   Fund commenced investment operations April 3, 1995.



(2)   Total return is not annualized.



(3)   Annualized.



(4) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended March 31, 1997 were $11,224,220 and $2,451,287, respectively.

                        SEFTON CALIFORNIA TAX FREE FUND



                                                    For the Year Ended   For the Period Ended
                                                      March 31, 1997      March 31, 1996 (1)
                                                    -------------------  ---------------------
Net asset value - beginning of period                    $   12.19             $   12.00

Income from investment operations
  Net investment income                                       0.59                  0.58
  Net realized and unrealized gain from investment
    transactions                                              0.09                  0.20
    Total income from investment operations                   0.68                  0.78
Dividends and distributions to shareholders
  Dividends from net investment income                       (0.59)                (0.58)
  Distributions from net realized gain from
    investment transactions                                  (0.02)                (0.01)
    Total dividends and distributions                        (0.61)                (0.59)
                                                           -------               -------
Net asset value - end of period                          $   12.26             $   12.19
                                                           -------               -------
                                                           -------               -------
Total return                                                  5.69%                 6.60%(2)
                                                           -------               -------
                                                           -------               -------

Ratios/Supplemental Data:

Net assets, end of period (000)                          $  35,504             $  42,593
Ratio of expenses to average net assets                       0.88%                 0.83%(3)
Ratio of net investment income to average net
  assets                                                      4.83%                 4.83%(3)
Ratio of expenses to average net assets without
  fee waivers                                                 1.17%                 1.16%(3)
Ratio of net investment income to average net
  assets without fee waivers                                  4.54%                 4.51%(3)
Portfolio turnover rate (4)                                  14.52%                93.90%


----------------


(1)   Fund commenced investment operations April 3, 1995.



(2)   Total return is not annualized.



(3)   Annualized.



(4) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended March 31, 1997 were $5,962,524 and $14,463,159, respectively.

                            SEFTON EQUITY VALUE FUND



                                                    For the Year Ended   For the Period Ended
                                                      March 31, 1997      March 31, 1996 (1)
                                                    -------------------  ---------------------
Net asset value - beginning of period                    $   14.92             $   12.00

Income from investment operations
  Net investment income                                       0.17                  0.21
  Net realized and unrealized gain from investment
    transactions                                              3.14                  2.92
    Total income from investment operations                   3.31                  3.13
Dividends and distributions to shareholders
  Dividends from net investment income                       (0.17)                (0.21)
  Distributions from net realized gain from
    investment transactions                                  (1.64)                   --
    Total Dividends and distributions                        (1.81)                (0.21)
                                                           -------               -------
Net asset value - end of period                          $   16.42             $   14.92
                                                           -------               -------
                                                           -------               -------
Total return                                                 23.15%                26.31%(2)
                                                           -------               -------
                                                           -------               -------

Ratios/Supplemental Data:

Net assets, end of period (000)                          $  86,316             $  36,326
Ratio of expenses to average net assets                       1.52%                 1.55%(3)
Ratio of net investment income to average net
  assets                                                      1.13%                 1.68%(3)
Ratio of expenses to average net assets without
  fee waivers                                                 1.56%                 1.66%(3)
Ratio of net investment income to average net
  assets without fee waivers                                  1.09%                 1.57%(3)
Average Commission Rate (4)                                  .0520                    --
Portfolio turnover rate (5)                                  77.65%                62.76%


----------------

(1)   Fund commenced investment operations April 3, 1995.



(2)   Total return is not annualized.



(3)   Annualized.



(4) Represents total dollar amount of commissions paid on portfolio transactions for the year ended March 31, 1997, divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure not required for periods prior to December 31, 1996.



(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended March 31, 1997 were $67,785,869 and $34,941,037, respectively.

                                   THE FUNDS

      Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on January 6, 1995. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


      - The investment objective of the U.S. Government Fund is to provide investors with as high a level of current income as is consistent with preservation of capital.


      - The investment objective of the California Tax-Free Fund is to provide investors with as high a level of current income, exempt from both Federal and California personal income taxes, as is consistent with preservation of capital.

      - The investment objective of the Equity Value Fund is to provide investors with long-term capital appreciation.

      - The investment objective of the Small Company Value Fund is to provide investors with long-term capital appreciation.

      Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. The Investment Restrictions and each Fund's investment objective are fundamental policies which may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval.

      The Adviser selects investments and makes investment decisions based on the investment objective and policies of each Fund.

      U.S. GOVERNMENT FUND. In selecting debt securities for the U.S. Government Fund, the Adviser seeks to select those instruments that appear best calculated to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund may purchase commercial paper rated in one of the two highest rating categories by nationally recognized statistical rating organization ("NRSRO"), corporate debt securities rated in one of the four highest rating categories by an NRSRO, mortgage- and asset-backed securities rated in one of the four highest rating categories by an NRSRO, and other debt instruments which are of comparable quality in the Adviser's opinion.

      CALIFORNIA TAX-FREE FUND. In selecting debt securities for the California Tax-Free Fund, the Adviser seeks to select those instruments that appear best calculated to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund may purchase California Municipal Obligations rated BBB, SP-2 or better by Standard & Poor's ("S&P") or Baa, MIG-2 or better by Moody's Investors Service ("Moody's"), commercial paper rated in one of the two highest rating categories by an NRSRO or, if any such securities are not rated, are of comparable quality in the Adviser's opinion. Under normal conditions, the Fund will have at least 80% of its net assets invested in tax-exempt securities and in securities the interest on which is not a tax preference item for purposes of the Federal alternative minimum tax. At least 65% of the value of its total assets will be invested in California Municipal Obligations. The remaining net assets may be invested in U.S. Government Securities and related repurchase agreements.

      EQUITY VALUE FUND. In selecting equity investments (which include common stocks of both domestic and foreign companies) for the Equity Value Fund (formerly known as the Equity Fund) the Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit one or more of the following criteria: below-average valuation multiples, improving financial strength, and a catalyst which will allow the stock to reach what the Adviser believes to be the stock's intrinsic value within a year.


      The Adviser may also select other equity securities in addition to common stocks for investment by the Equity Value Fund. Such other equity securities are preferred stocks, common stock of real estate investment trusts, high grade securities convertible into common stocks, and warrants. The Fund may invest no more than 5% of its net assets in warrants, no more than 2% of which may be invested in warrants which are not listed on the New York or American Stock Exchanges. Normally, the Fund will invest at least 65% of its total assets in common stocks or securities convertible into common stocks. For temporary defensive purposes, however, the Fund may invest in U.S. Government securities, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements (maturing in seven days or less) and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated investment grade or better by S&P or Moody's.


      SMALL COMPANY VALUE FUND. In selecting equity investments (which include common stocks of both domestic and foreign companies) for the Small Company Value Fund, the Adviser seeks to select small capitalization companies (defined as companies with stock market capitalization of $1 billion or less at the time of initial purchase) for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit one or more of the following criteria: below-average valuation multiples, improving financial strength, and a catalyst which will allow the stock to reach what the Adviser believes to be the stock's intrinsic value within a year.

      The Adviser may also select other equity securities in addition to common stocks for investment by the Small Company Value Fund. Such other equity securities are preferred stocks, common stock of real estate investment trusts, and warrants. The Fund may invest no more than 5% of its net assets in warrants. The Small Company Value Fund will invest at least 65% of its total assets in common stocks, preferred stocks and securities convertible into common stocks of small capitalization companies. For temporary defensive purposes, however, the Fund may invest in U.S. Government securities, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements (maturing in seven days or less) and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated investment grade or better by S&P or Moody's.


      The types of securities and investment practices used by the Funds are described in greater detail at "DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES."

                            MANAGEMENT OF THE FUNDS

      The business and affairs of each Fund are managed under the direction of the Board of Trustees. The Trustees are Harley K. Sefton, Grace Evans Cherashore, Gordon T. Frost, Jr. and John J. Pileggi. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading "MANAGEMENT - Trustees and Officers."

THE ADVISER: SEFTON CAPITAL MANAGEMENT


      Sefton Capital Management, 2550 Fifth Avenue, Suite 808, San Diego, CA 92103, acts as the investment adviser to the Funds. SCM manages the investment and reinvestment of the assets of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion. Mr. Harley Sefton, President and CEO of the Adviser, is responsible for the day to day management of the Funds. Mr. Sefton started SCM in November, 1994. Prior to SCM, he was President of First Interstate Capital Management, Inc. and San Diego Financial Capital Management, Inc. (a wholly-owned subsidiary of San Diego Trust Savings Bank). Prior to that, from January 1992 until January 1994, he was Vice Chairman and Division Manager for San Diego Trust and Savings Bank, and from July 1986 until December 1991 he was Senior Vice President and Chief Operating Officer of San Diego Financial Capital Management, Inc. (a wholly-owned subsidiary of San Diego Trust Savings Bank). Mr. Ted Piorkowski is the primary fund manager for the U.S. Government Fund and the California Tax-Free Fund. Mr. Piorkowski is a Chartered Financial Analyst who has been managing fixed income portfolios since 1988. From March 1994 through May 1994 he managed portfolios for First Interstate Capital Management, Inc. From January 1988 through March 1994 he managed portfolios for San Diego Financial Capital Management, Inc. (a wholly-owned subsidiary of San Diego Trust & Savings Bank). Mr. Leif O. Sanchez is the fund co-manager for the Equity Value Fund and the Small Company Value Fund. Mr. Sanchez is a Chartered Financial Analyst who has been managing portfolios since 1985. From March 1994 through January 1995 he managed portfolios for First Interstate Capital Management, Inc. From March 1985 through March 1994 he managed portfolios for San Diego Financial Capital Management, Inc. (a wholly-owned subsidiary of San Diego Trust Savings Bank). Mr. Thomas C. Bowden is fund co-manager for the Equity Value Fund and the Small Company Value Fund. Mr. Bowden is a Chartered Financial Analyst who has been managing portfolios since 1986. From March 1994 through January 1995 he managed portfolios for First Interstate Capital Management, Inc. From June 1986 through March 1994 he managed portfolios for San Diego Financial Capital Management, Inc. (a wholly-owned subsidiary of San Diego Trust Savings Bank).

      For the advisory services it provides to the Funds, SCM receives from each Fund a monthly fee, based on average daily net assets, at the annual rates set forth below:

                                       Investment
Fund                                  Advisory Fee
-----------------------------------  ---------------
U.S. Government Fund                          .60%
California Tax-Free Fund                      .60%
Equity Value Fund                            1.00%
Small Company Value Fund                     1.25%

THE ADMINISTRATOR AND DISTRIBUTOR


      On January 1, 1997, BISYS replaced ALPS Mutual Funds Services, Inc. as Administrator and Distributor. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. As Distributor, BISYS sells shares of each Fund on behalf of the Trust. As Administrator, BISYS provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' investment adviser, transfer agent, custodian, independent accountants and legal counsel; regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, BISYS receives a fee from each Fund, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. BISYS also serves as administrator and distributor of other mutual funds.


SERVICE ORGANIZATIONS

      Various banks, trust companies, broker-dealers (other than BISYS) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records at a fee of up to an annual rate of 0.25% of Fund average daily net assets serviced. The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

OTHER EXPENSES

      Each Fund bears all costs of its operations other than expenses specifically assumed by BISYS or the Adviser. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Funds; these expenses are amortized over a five-year period from the commencement of the fund's operations. Expenses of the Funds directly attributable to the Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

PORTFOLIO TRANSACTIONS


      Pursuant to the Investment Advisory Contracts, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of equity and debt securities for the account of the Funds, the Adviser will seek the best execution of the Funds' orders. Purchase or sale of equity securities will generally involve the payment of a commission to a broker-dealer who executes the transaction on behalf of a Fund. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Adviser or Distributor, if the Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.


                              FUND SHARE VALUATION


      The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time) for each of the Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Funds is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and BISYS, are accrued daily and taken into account for the purpose of determining the net asset value.



      Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

      With respect to options contracts entered into by the Equity Value Fund and Small Company Value Fund, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

                             PRICING OF FUND SHARES


      Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received.


                         MINIMUM PURCHASE REQUIREMENTS


      The minimum initial investment in a Fund is $2,000; including an IRA investment. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus. A separate application is required for an IRA. The Funds reserve the right to reject any purchase order.


                            PURCHASE OF FUND SHARES


      All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. BISYS serves as Transfer Agent pursuant to a Transfer Agent Agreement dated January 1, 1997. The Trust reserve the right to reject any purchase. BISYS maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. A completed Account Application together with a check payable to Sefton Funds should be forwarded to Sefton Funds, P.O. Box 182494, Columbus, Ohio 43218-2494. Purchases made by check in any Fund are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen calendar days. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks.


      All investments may be made using any of the following methods.

      THROUGH AN AUTHORIZED BROKER, INVESTMENT ADVISER OR SERVICE ORGANIZATION. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day. In addition, shares in any Fund may be purchased by forwarding an application directly to Sefton Funds at P.O. Box 182494, Columbus, Ohio 43218-2494. Authorized brokers, investment advisers and Service Organizations may impose additional requirements and charges for the services rendered.

      Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its trading (which is currently 4:00 p.m., Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

      BY WIRE. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact BISYS at 1-800-524-2276. An application must be sent for overnight delivery to:

      Sefton Funds
      c/o BISYS Funds Services
      3435 Stelzer Road
      Columbus, Ohio 43219-2494

                         INDIVIDUAL RETIREMENT ACCOUNTS


      The U.S. Government Fund, the Equity Value Fund and the Small Company Value Fund (the California Tax-Free Fund is not recommended for IRAs) may be used as a funding medium for IRAs. In addition, an IRA may be established through a custodial account with Fifth Third Bank. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $2,000. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information and IRA information, call the Funds at 1-800-524-2276. Additional account level fees may be imposed for IRA accounts.


                            EXCHANGE OF FUND SHARES

      The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to Sefton Funds, P.O. Box 182494, Columbus, Ohio 43218-2494, or by calling (800) 524-2276. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial and subsequent exchange is $50. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

      A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales charge.

      An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders will receive written confirmation of the exchange following completion of the transaction.

      EXCHANGE BY MAIL. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution, including a member of a national securities exchange, or by a commercial bank or trust company, broker/dealer, credit union or savings association.

      EXCHANGE BY TELEPHONE. To exchange Fund shares by telephone or if you have any questions simply call the Funds at (800) 524-2276. You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. Telephone exchanges will be suspended for a period of ten days following a telephone address change. See "REDEMPTION OF FUND SHARES - By Telephone" for a discussion of telephone transactions generally.

      AUTOMATIC INVESTMENT PROGRAM. An eligible shareholder may also participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfer or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds at
(800) 524-2276 for more information about the Automatic Investment Program.

                           REDEMPTION OF FUND SHARES

      Shareholders may redeem their shares, in whole or in part, on each day the Fund is valued. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received and accepted by the applicable Fund. See "DETERMINATION OF NET ASSET VALUE" in the SAI.

      A redemption may be a taxable transaction on which gain or loss may be recognized.

      Where the shares to be redeemed have been purchased by check, the redemption request will be returned if the purchasing check has not cleared, which may take up to 15 calendar days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

      Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

      REDEMPTION METHODS. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

      You may redeem your shares using any of the following methods:

      THROUGH AN AUTHORIZED BROKER, INVESTMENT ADVISER OR SERVICE ORGANIZATION. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact BISYS and place a redemption trade on your behalf.

      BY MAIL. You may redeem your shares by sending a letter directly to BISYS. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed; (iv) the signatures of all registered owners; and (v) for redemptions exceeding $50,000, a signature guarantee by any eligible guarantor institution, including a member of a national securities exchange, or a commercial bank or trust company, broker-dealer, credit union or savings association. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

      BY TELEPHONE. You may redeem your shares by calling the Funds at (800) 524-2276. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Telephone redemptions will be suspended for a period of 10 days following a telephone address change.

      You may instruct the Funds to send your redemption proceeds via a wire transmission to your personal bank. Your instructions should include: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked in the "Telephone Redemption Authorization" section on your Purchase Application, and you have attached a copy of a voided check or a letter summarizing the wiring instructions of the account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

      The above-mentioned services "By Telephone" and "By Wire" are not available for clients of Sefton Capital Management or for IRAs. Sefton Capital Management clients should contact their representative.

      SYSTEMATIC WITHDRAWAL PLAN. An owner of $100,000 or more of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the fifth or twentieth day of the selected month(s). Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

      REDEMPTION IN KIND. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX


      Each Fund has elected to be treated and has qualified and in the case of the Small Company Value Fund, intends to qualify as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.


      Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Equity Value Fund and Small Company Value Fund will distribute investment company taxable income quarterly. The other Funds will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

      The amount declared each day as a dividend may be based on projections of estimated monthly net investment income and may differ from the actual investment income determined in accordance with generally accepted accounting principles. An adjustment will be made to the dividend each month to account for any difference between the projected and actual monthly investment income.


      For all distributions, the shareholder may elect in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Unless the shareholder chooses to receive dividend and/or capital gain distributions in cash, distributions will be automatically reinvested in additional shares of the respective Fund at net asset value. If you elect to receive distributions in cash and checks (1) if returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

      Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.


      Distributions of net investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by a Fund as capital gain distributions will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.


      Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.


      A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders (and therefore taxable) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.


      Special tax rules may apply to a Fund's acquisition of financial futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses, and, for purposes of qualifying as a regulated investment company, may limit the extent to which a Fund may be able to engage in such transactions.

      A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

      Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term generally depending upon the shareholder's holding period of the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.


      The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.



      If the U.S. Government Fund, the Equity Value Fund or the Small Company Value Fund invest in the securities of foreign issuers, they may be subject to withholding and other similar income taxes imposed by a foreign country. Each Fund intends to elect, if it is eligible to do so under the Code, to "pass-through" to its shareholders the amount of such foreign taxes it paid. If such an election is made by a Fund, each shareholder of that Fund would be required to include in gross income the taxable dividends received by him and the amount of his pro rata share of those foreign taxes paid by the Fund. Each shareholder would be entitled either to deduct (as an itemized deduction) his pro rata share of the foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by such Fund will "pass-through" for that year.


      Shareholders will be notified annually by the Funds as to the Federal tax status of distributions made by the Funds in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

      CALIFORNIA TAX-FREE FUND (THE "CALIFORNIA FUND"). With respect to the California Fund, dividends derived from interest excludable from gross income under Code Section 103 on obligations issued by states or political subdivisions thereof and which are designated by a Fund as "exempt-interest dividends" are not subject to the regular Federal income tax. The California Fund will be qualified to designate and pay exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from Federal income tax under Code Section 103. To the extent that the California Fund's dividends distributed to shareholders are derived from earnings on interest income exempt from Federal income tax and are designated as "exempt-interest dividends" by that Fund, they will be excludable from a shareholder's gross income for regular Federal income tax purposes. Other dividends paid by the Fund, if any, will be taxable to shareholders.

      The California Fund may derive interest on temporary taxable investments and realize capital gains or losses from its portfolio transactions, including the sale of securities. Dividends derived from such interest, short-term capital gains, and long-term capital gains, respectively, will be taxable to shareholders as described, whether such distributions are made in cash or in additional shares of the Fund. In addition, a sale of shares in the California Fund (including a redemption of such shares and an exchange of shares between Funds) may be a taxable event and may result in a taxable gain or loss to the shareholder. It is possible that a portion of the distributions of the California Fund may constitute taxable rather than tax-exempt income in the hands of a shareholder. A loss realized by a shareholder on the redemption, sale, or exchange of shares of the California Fund with respect to which exempt-interest dividends have been paid will be disallowed to the extent of the exempt-interest dividends received if such shares have been held by the shareholder for six months or less.

      Tax-exempt interest from certain private activity bonds and exempt-interest dividends attributable to that interest income constitute an item of tax preference under the alternative minimum tax. Therefore, if the California Fund invests in such private activity bonds, certain shareholders may become subject to the alternative minimum tax on that part of the Fund's exempt-interest dividends derived from interest income on such bonds. See the SAI for further information about the tax consequences for certain types of investors of a Fund investing in private activity bonds.


      The entire amounts of exempt-interest dividends received from the California Fund by most corporations will be part of an adjustment in computing alternative minimum taxable income.


      There could be retroactive revocation of the tax-exempt status of certain municipal obligations after their issuance. In addition, in connection with budget and tax reform efforts, proposals may be made or adopted which would change the tax treatment arising from an investment in the California Fund. It is not possible to predict the precise impact of any of these events, but they may affect the value of the securities in the Fund's portfolio.

      Shareholders should be aware that redeeming shares of the California Fund after tax-exempt interest income has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gain may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as a redemption proceed, might have qualified as an exempt-interest dividend.

      Deductions for interest expense incurred (or deemed incurred) to acquire or carry shares of the California Fund may be subject to limitations that reduce or eliminate such deductions. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the purchase of shares.

      Up to 85% of an individual's social security benefits and certain railroad benefits may be subject to Federal income tax. Along with other factors, total tax-exempt income, including exempt-interest dividends, is used to calculate the portion of such benefits that are taxed.

      The treatment for state, local and municipal tax purposes of distributions of exempt-interest dividends from the California Fund will vary according to the laws of the state and local taxing authorities. Exempt-interest dividends and other dividends may be subject to state and local taxation. Investors should consult with their tax advisers as to the availability of any exemptions from such taxes. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds may suffer adverse tax consequences from investing in a Fund and, therefore, should consult their tax advisers before purchasing Fund shares. In some instances, a state or city may exempt from tax the portion of the distribution from a Fund that represents interest received on obligations of that state or its political subdivisions. Under the laws of certain other states and cities, the entire amount of any such distribution may be taxable. California law provides that if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest of which is exempt from tax under California law or of obligations the interest of which is exempt from tax under U.S. law, distributions designated as "exempt-interest" dividends for California purposes are exempt from California personal income taxes. Shareholders will be notified annually of the Federal income tax status of distributions and the percentage of municipal obligation interest income received, with its source indicated. The interest on most private activity bonds is subject to the Federal alternative minimum tax and, except under unusual market conditions, the Fund will invest at least 80% of its net assets in securities that pay interest that is exempt (except for certain corporate shareholders) from the Federal alternative minimum tax.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

      U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

      U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored enterprises and Federal agencies. Some obligations of agencies are supported by the full faith and credit of the United States or by U.S. Treasury guarantees, such as mortgage-backed certificates, which may be guaranteed by the Government National Mortgage Association; others, such as obligations of the Federal Home Loan Banks, Federal Farm Credit Bank, Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal Land Bank, are guaranteed by the right of the issuer to borrow from the U.S. Treasury; others, such as obligations of the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as obligations of the Student Loan Marketing Association and the Tennessee Valley Authority, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

      BANK OBLIGATIONS. (U.S. Government Fund, Equity Value Fund and Small Company Value Fund) These obligations include negotiable certificates of deposit and bankers' acceptances. The Funds limit their bank investments to dollar-denominated obligations of U.S. or foreign banks which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation.

      COMMERCIAL PAPER. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic bank holding companies, corporations and financial institutions (and foreign counterparts of the above), as well as similar instruments issued by foreign and domestic government agencies and instrumentalities. The Funds may purchase commercial paper rated in one of the two highest categories by a NRSRO, or if unrated, of comparable quality in the Adviser's opinion.

      CORPORATE DEBT SECURITIES. (U.S. Government Fund, Equity Value Fund and Small Company Value Fund) A Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the previously disclosed minimum ratings and maturity criteria (see "HIGHLIGHTS") or, if unrated, are in the Adviser's opinion comparable in quality to rated investment grade corporate debt securities in which the Fund may invest. See "THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS." The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

      REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements collateralized by securities issued by the U.S. Government and its agencies. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. These agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized and the collateral will be marked-to-market daily. The Funds will enter into repurchase agreements only with dealers, domestic banks or financial institutions which, in the opinion of the Adviser, present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. See "INVESTMENT RESTRICTIONS." In the event of default by the seller under the repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may experience time delays in connection with the disposition of such securities.

      REVERSE REPURCHASE AGREEMENTS. (U.S. Government Fund, Equity Value Fund and Small Company Value Fund) A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account cash or other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

      LOANS OF PORTFOLIO SECURITIES. To increase current income each Fund may lend its portfolio securities up to 5% of that Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. For further information, see the SAI.

      VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. The Funds may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% of that Fund's net assets.

      The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The note may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in the immediately preceding pages of this Prospectus for commercial paper obligations. The Funds may continue to hold variable rate master demand notes if the creditworthiness of the issuers declines below the minimum standards established by the Funds for investing in such notes.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund may purchase when-issued securities and make contracts to purchase securities for a fixed price at a future date beyond customary settlement time if a Fund holds, and maintains until the settlement date in a segregated account, cash or other liquid assets in an amount sufficient to meet the purchase price, or if that Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued basis and forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although a Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund's assets. Although a Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, that Fund may dispose of a when-issued security or forward commitment prior to settlement, if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon such sales.

      MORTGAGE-RELATED SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline and generally may also increase the inherent volatility of the mortgage-related security by effectively converting short-term debt instruments into long-term debt instruments; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the "CPR") or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage-related securities. Because the average life of mortgage-related securities may lengthen with increases in interest rates, the portfolio-weighted average life of the securities in which a Fund is invested may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio-weighted average life.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government in the case of securities guaranteed by the Government National Mortgage Association ("GNMA"); or guaranteed by agencies or instrumentalities of the U.S. Government in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporations ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

      A Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. To the extent a particular CMO is issued by an investment company, a Fund's ability to invest in such CMOs will be limited. See "INVESTMENT RESTRICTIONS" in the SAI.

      Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different than the stated maturity of the security.

      The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities. The Funds will invest in new types of mortgage-related securities posing materially different risks from existing types only after such securities have been described and their ratings disclosed in the prospectus.

      OTHER ASSET-BACKED SECURITIES. (U.S. Government Fund only) Other asset-backed securities (unrelated to mortgage loans) have been offered to investors, such as Certificates for Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts. Payments of principal and interest on CARS are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the "ABS Model," which is similar to the PSA identified previously under the first paragraph of "Mortgage-Related Securities." Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a

Fund in calculating maturity for purposes of its investment in asset-backed securities.

      TAX-EXEMPT ASSET-BACKED SECURITIES. (California Tax-Free Fund only) Assets of the California Fund may be invested in various types of tax-exempt, asset-backed securities (unrelated to mortgage loans), similar to the asset backed securities in which the U.S. Government Fund may invest, to the extent they are or become available for investment. The Fund will invest in new types of such securities posing materially different risks from existing types only after such securities have been described and their ratings disclosed in the prospectus.


      COMMON STOCKS. (Equity Value Fund and Small Company Value Fund) Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility. Furthermore, the Small Company Value Fund primarily will invest and the Equity Value Fund may invest in smaller companies. Small companies may have limited product lines, markets or financial resources; may lack depth of experience; and may be more vulnerable to adverse general market or economic developments than larger companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.



      PREFERRED STOCKS. (Equity Value Fund and Small Company Value Fund) Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.



      REAL ESTATE INVESTMENT TRUSTS.  (Equity Value Fund and Small Company Value
Fund) The Funds may invest in the securities of real estate investment trusts ("REITs"). A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs involve risks similar to those associated with investing in common stock (i.e., securities market risks) and risks associated with investing in the real estate industry in general: declines in real estate value, general and local economic conditions, overbuilding and competition, property tax and operating expense increases, changes in zoning laws, casualty losses, variations in rental income, costs related to environmental problems and increases in interest rates. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity and mortgage REITS could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. Investors in REITs indirectly bear a proportionate share of expenses incurred by the REITs. See "Investment Policies -Real Estate Securities" in the Statement of Additional Information.


      FOREIGN SECURITIES. (U.S. Government Fund, Equity Value Fund and Small Company Value Fund) The Funds may invest directly in both sponsored and unsponsored U.S. dollar or foreign currency-denominated corporate securities (including preferred or preference stock), certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. There may be less information available to the Funds concerning unsponsored securities, for which the paying agent is located outside the United States. See "RISKS OF INVESTING IN THE FUNDS."

      The Funds will ordinarily purchase foreign securities traded in the United States. However, the Funds may purchase the securities of foreign issuers directly in foreign markets, although the U.S. Government Fund does not intend to invest more than 10% of its net assets, and the Equity Value Fund and Small Company Value Fund do not intend to invest more than 15% of their net assets, directly in foreign markets. Securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange are deemed to be illiquid investments subject to a limitation of no more than 15% of each Fund's total assets. See "Illiquid Investments" below.

      The Equity Value Fund and Small Company Value Fund may also invest directly in foreign equity securities and in securities represented by European Depositary Receipts ("EDRs") or American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe.

      There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

      In addition, in an unsponsored ADR program, there may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

      FOREIGN CURRENCY TRANSACTIONS. (U.S. Government Fund, Equity Value Fund and Small Company Value Fund) The Funds may enter into forward foreign currency exchange contracts for hedging purposes in anticipation of or in order to attempt to minimize the effect of fluctuations in the level of future foreign exchange rates. See the SAI for further information concerning foreign currency transactions. The Funds will set aside cash or other liquid assets in an amount at least equal to the market value of the instruments underlying the contract, less the amount of initial margin.

      INTEREST RATE FUTURES. (U.S. Government Fund only) The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates, provided that not more than 5% of the Fund's net assets are committed to such transactions. See the SAI for further information about interest rate futures. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Fund may be unable to control losses by closing its position where a liquid secondary market does not exist. The Fund will set aside cash or other liquid assets in an amount at least equal to the market value of the instruments underlying the contract, less the amount of initial margin.

      ILLIQUID INVESTMENTS. It is the policy of the Funds that illiquid securities whose transfer is restricted by law (including certain securities unregistered under federal securities law) and other illiquid securities (including repurchase agreements of more than seven days' duration, variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange) may not constitute, at the time of purchase or at any time, more than 15% of the value of the total net assets of that Fund in which they are held. Securities with restrictions on resale but that have a readily available market are not deemed illiquid for purposes of this limitation.

      OPTIONS ON COMMON STOCKS AND STOCK INDICES. (Equity Value Fund and Small Company Value Fund) The Funds may write (i.e., sell) call options ("calls") to protect against market price uncertainty if the calls are "covered" throughout the life of the option. A call is "covered" if a Fund owns the optioned securities and maintains, in a segregated account with that Fund's custodian, cash or other liquid assets (as determined by the Board) with a value sufficient to meet its obligations under the call, or if the Fund owns an offsetting call option. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock or 15 months in the case of U.S. Government securities) at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

      The Funds also may purchase put options ("puts") for protective purposes. When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. If a put is purchased and becomes worthless on its expiration date, then the Fund will have lost the premium and this will have the effect of reducing the Fund's yield.

      The Funds will realize a gain (or loss) on a closing purchase transaction with respect to a call previously written by the Fund if the premium, plus commission costs, paid to purchase the call is less (or greater) than the premium, less commission costs, received on the sale of the call. A gain also will be realized if a call which a Fund has written lapses unexercised, because the Fund would retain the premium.

      There can be no assurance that a liquid secondary market will exist at any given time for a particular option.

      STOCK INDEX FUTURES CONTRACTS.  (Equity Value Fund and Small Company Value
Fund) The Funds may enter into stock index futures contracts in order to protect the value of common stock investments, provided that not more than 5% of the Fund's assets are committed to such transactions. See "DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES - Interest Rate Futures" and the SAI for further information about stock index futures contracts and related risks.

      PUT OPTIONS ON STOCK INDEX FUTURES CONTRACTS. (Equity Value Fund and Small Company Value Fund) The Funds may purchase put options on stock index futures as another method of protecting their assets against market declines. See the SAI for further information about these options contracts.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

      The use of the techniques listed above which involve the segregation of assets to cover future obligations may impair the liquidity of the Fund's assets and its ability to operate as an open-end investment company. The Adviser will monitor each Fund's use of such techniques and report to the Trustees concerning their impact, if any, on liquidity and the Fund's ability to meet redemptions.

      CALIFORNIA MUNICIPAL OBLIGATIONS. (California Tax-Free Fund only) The Obligations in which the Fund invests include but are not limited to municipal bonds, floating rate and variable rate municipal obligations, participation interest in municipal bonds, tax-exempt asset-backed certificates, tax-exempt commercial paper, short-term municipal notes, standby commitments, general obligation bonds, revenue bonds, stripped municipal bonds, Mello-Roos Community Facility Act Bonds, and callable and putable bonds. The Adviser expects that governmental, government-related or private entities may create other tax-exempt investments in addition to those described above. As new types of tax-exempt vehicles are developed, the Adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such types of Obligations. The Fund will not invest in new types of tax-exempt vehicles posing materially greater risks than existing types before describing such securities and disclosing their ratings in the prospectus. The Fund will only purchase Obligations rated BBB, SP-2 or better by S&P or Baa, MIG-2 or better by Moody's (or given equivalent ratings by at least two other NRSROs) or, if the securities are not rated, are of comparable quality in the Adviser's opinion. The Fund will invest primarily in securities rated BBB (or equivalent) or better and will maintain a weighted average rating of at least A (or equivalent). The Fund's concentration in investments in Obligations may subject the Fund to greater risk with respect to its portfolio securities than an investment company with a broader range of investments, because changes in the financial condition or market assessment of issuers of Obligations generally may cause greater fluctuations in the Fund's yields and price of Fund shares. Also, the political or economic developments that affect one such security might also affect the other securities. See "INVESTMENT POLICIES" in the SAI. Municipal bonds include industrial development bonds ("IDBs"), moral obligation bonds, put bonds and private activity bonds ("PABs"). PABs generally relate to the financing of a facility used by a private entity or entities. The credit quality of such bonds is usually directly related to that of the users of the facilities. The interest on most private activity bonds is subject to the Federal alternative minimum tax and, except under unusual market conditions, the Fund will invest at least 80% of its assets in Obligations that pay interest that is exempt (except for certain corporate shareholders) from the Federal alternative minimum tax. The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security.

      MUNICIPAL LEASE OBLIGATIONS. (California Tax-Free Fund only.) The Fund may invest in municipal lease obligations including certificates of participation ("COPs"), which finance a variety of public projects. Because of the way these instruments are structured, they carry a greater risk than other types of municipal securities. The Fund may invest in lease obligations only when they are rated by a rating agency or if unrated are deemed by the Adviser, under the direction of the Board of Trustees, to be of a quality comparable to the Fund's quality standards. Prior to purchasing a municipal lease obligation and on a regular basis thereafter, the Adviser will evaluate the credit quality and liquidity of the security. In making its evaluation, the Adviser will consider various credit factors, such as the necessity of the project, the municipality's credit quality, future borrowing plans, and sources of revenue pledged for lease repayment, general economic conditions in the region where the security is issued, and liquidity factors, such as dealer activity. The Adviser will also assess the likelihood that the lease will not be canceled. A risk particular to these obligations is that a municipality may not appropriate funds for lease payments.

                            INVESTMENT RESTRICTIONS

      (1) No Fund may borrow money or pledge or mortgage its assets, except that a Fund may borrow from banks up to 5% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 5% of the current value of that Fund's net assets (but investments may not be purchased by a Fund while any such borrowings exist).

      (2) No Fund may make loans, except loans of portfolio securities except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus.

      The foregoing investment restrictions and those described in the SAI as fundamental are policies of each Fund which may be changed only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described under "OTHER INFORMATION - Voting."

      If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                        RISKS OF INVESTING IN THE FUNDS

CERTAIN RISK CONSIDERATIONS

      GENERAL. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.


      CALIFORNIA MUNICIPAL OBLIGATIONS. (California Tax-Free Fund only) Because this Fund will concentrate its investments in Obligations, it may be adversely affected by political, economic or regulatory factors that may impair the ability of California issuers to pay interest on or to repay the principal of their debt obligations. As a result of certain amendments to the California Constitution and the adoption of other statutes that limit the taxing authority of California governmental entities, and reflecting other economic factors, California has experienced ongoing economic difficulties during the past several years which have included budget deficits, the elimination of budget reserves, and downgrades in the credit ratings assigned to its general obligation bonds by certain credit rating agencies. It is not presently possible to determine whether, or the extent to which, these credit rating agencies will change their ratings in the future. These Obligations may be subject to greater price volatility than municipal obligations in general as a result of the effect of supply and demand for these securities, which, in turn could cause greater volatility in the value of the shares of a Fund.


      Obligations of issuers of California Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the California legislatures or by referenda extending the time for payment or principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Obligations may be materially affected. Additional considerations relating to the risks of investing in California Municipal Obligations are presented in the SAI.


      CALIFORNIA STATE RISKS. The following summary as to certain California risk factors is given to investors in view of the California Tax-Free Fund's policy of investing primarily in California state and municipal issuers. The information is based primarily upon information derived from public documents relating to securities offerings of California state and municipal issuers, from independent municipal credit reports and historically reliable sources, but has not been independently verified by the Fund. Changes in California constitutional and other laws during the last several years have raised questions about the ability of California state and municipal issuers to obtain sufficient revenue to pay their bond obligations. In 1978 California voters approved an amendment to the California Constitution known as Proposition 13. Proposition 13 limits ad valorem taxes on real property and restricts the ability of taxing entities to increase real property taxes. Legislation passed subsequent to Proposition 13, however, provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to help California municipal issuers to raise revenue to pay their bond obligations. It is unknown, however, whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation would provide sufficient revenue for such California issuers to pay their obligations. The state is also subject to another constitutional amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriations limit imposed for each state and local government entity. If revenues exceed such appropriations limit, such revenues must be returned either as revisions in the tax rates or fee schedules. There are risks to investment in the California Tax-Free Fund posed by pending legal actions against the State of California. Because of the uncertain impact of the aforementioned statutes and legal actions, the possible inconsistencies in the respective terms of the statutes and the impossibility of predicting the level of future appropriations and applicability of related statutes to such questions, it is not currently possible to assess the impact of such legislation, legal actions and policies on the long-term ability of California state and municipal issuers to pay interest or repay principal on their obligations. Additional considerations relating to California state risks are presented in the SAI.


      SMALL CAPITALIZATION COMPANIES. (Equity Value Fund and Small Company Value Fund) The Equity Value Fund and Small Company Value Fund may invest in securities of small capitalization companies, defined as companies with stock market capitalization of $1 billion or less at the time of initial purchase. This investment may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because small capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Funds to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small capitalization companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small capitalization companies than for larger, more established ones. Therefore, an investment in these Funds may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in better-known, larger companies.


      FOREIGN SECURITIES. (U.S. Government Fund, Equity Value Fund and Small Company Value Fund) Investing in the securities of issuers in any foreign country including ADR's and EDR's involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Funds' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through the Funds' flexible policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Funds' investments. See the SAI for further information about foreign securities.


      NON-DIVERSIFICATION. To provide somewhat greater investment flexibility, both the U.S. Government and the California Tax-Free Fund are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "Act") and, as such, are not required to meet any diversification requirements under that Act. However, the Funds must, nevertheless, meet certain diversification tests to qualify as regulated investment companies under the Code. The Funds may use their ability as non-diversified funds to concentrate their assets in the securities of a smaller number of issuers which the Adviser deems to be attractive investments, rather than invest in a larger number of securities merely to satisfy non-tax diversification requirements. Such concentration also involves a risk of loss to that Fund should the issuer be unable to make interest or principal payments thereon or should the market value of such securities decline. Investment in a non-diversified fund could, therefore, entail greater risks than an investment in a "diversified" fund, including a risk of greater fluctuations in yield and share price.

                               OTHER INFORMATION

CAPITALIZATION

      Sefton Funds Trust was organized as a Delaware business trust on January 6, 1995 and currently consists of four separately managed portfolios. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

VOTING

      Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

      The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "OTHER INFORMATION - Voting Rights" in the SAI.

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Funds).

PERFORMANCE INFORMATION

      A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds is mandated by the SEC.

      Quotations of "yield" for a Fund will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. The 30-day yield for the California Tax-Free Fund and the U.S. Government Fund as of March 31, 1997 were 4.50% and 5.68%, respectively.


      Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

      Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

      Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, Standard & Poor's 500 Stock Index, the Russell 2000 Index, the Dow Jones Industrial Average and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.

      The California Tax-Free Fund may also advertise its "taxable equivalent yield." Taxable equivalent yield is the yield that an investment, subject to both Federal and California personal income taxes, would need to earn in order to equal, on an after-tax basis, the yield on an investment exempt from such taxes (normally calculated assuming the maximum combined Federal and California marginal tax rate). A taxable equivalent yield quotation for a Fund will be higher than the yield or the effective yield quotations for a Fund.

      The following table shows how to translate the yield of an investment that is exempt from both Federal and California personal income taxes into a taxable equivalent yield for the 1996 taxable year. The last four columns of the table show approximately how much a taxable investment would have to yield in order to generate an after-tax (Federal and California personal income taxes) yield of 5%, 6%, 7% or 8%. For example, the table shows that a married taxpayer filing a joint return with taxable income of $50,000 would have to earn a yield of approximately 10.34% before Federal and California personal income taxes in order to earn a yield after such taxes of 7%.



                               1996 TAXABLE YEAR
            TAXABLE EQUIVALENT YIELD TABLE - FEDERAL AND CALIFORNIA
                             PERSONAL INCOME TAXES*



                                                                                    To Equal Hypothetical Tax-Free Yield of 5%,
                       Taxable Income(1)                                            6%, 7% or 8% A Taxable Investment Would Have
----------------------------------------------------------------     Combined                  To Yield Approximately
                                             Married               Marginal Tax    ----------------------------------------------
            Single                       Filing Jointly             Rate(2)(3)         5%          6%          7%          8%
-------------------------------  -------------------------------  ---------------  ----------  ----------  ----------  ----------
                                   $23,264      -        $36,714        18.40%          6.13%       7.35%       8.58%       9.80%
                                   $36,715      -        $40,100        20.10%          6.26%       7.51%       8.76%      10.01%
  $24,001      -        $25,484    $40,101      -        $50,968        32.32%          7.39%       8.87%      10.34%      11.82%
  $25,485      -        $32,207    $50,969      -        $64,414        33.76%          7.55%       9.06%      10.57%      12.08%
  $32,208      -        $58,150    $64,415      -        $96,900        34.70%          7.66%       9.19%      10.72%      12.25%
  $58,151      -       $121,300    $96,901      -       $147,700        37.42%          7.99%       9.59%      11.19%      12.78%
 $121,301      -       $263,750   $147,701      -       $263,750        41.95%          8.61%      10.34%      12.06%      13.78%
                  over $263,750                    over $263,750        45.22%          9.13%      10.95%      12.78%      14.60%


------------------

(1)   Assuming the Federal alternative minimum tax is not applicable.


(2) The combined marginal rates were calculated using Federal tax rate tables for the 1996 taxable year and California tax rate tables for the 1996 taxable year. The Federal and California tax rate tables are indexed each year to reflect changes in the Consumer Price Index and the California Price Index, respectively.



(3) The combined Federal and California personal income tax marginal rates assume that California income taxes are fully deductible for Federal income tax purposes as an itemized deduction. However, the ability to deduct itemized deductions (including state income taxes) for Federal income tax purposes is limited for those taxpayers whose Federal adjusted gross income for 1996 exceeds $117,950 ($58,975 in the case of a married individual filing a separate return).


* This chart is prepared for general information purposes only. Tax equivalent yields are a useful tool in determining the benefits of a tax-exempt investment; however, tax equivalent yields should not be regarded as determinative of the desirability of such an investment. In addition, this chart is based on a number of assumptions which may not apply in each individual case. An investor should therefore consult a competent tax adviser regarding tax equivalent yields in individual circumstances.

ACCOUNT SERVICES

      All transactions in shares of the Funds will be reflected in a monthly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.


      BISYS acts as the Funds' transfer agent. The Funds compensate BISYS, pursuant to a Services Agreement, for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds. At a meeting on February 13, 1997, the Board of Trustees approved Union Bank of California as the Funds' custodian to replace State Street Bank and Trust Company.


SHAREHOLDER INQUIRIES

      All shareholder inquiries should be directed to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219-2444.

      General and Account Information: (800) 524-2276.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

      Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

      Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

      Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

      S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

      Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

      MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

      AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

      A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

      BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

      D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

      SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

      An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

      A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

      A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


SEFTON FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           RETURN COMPLETED FORM TO:
                                                                              Sefton Funds, P.O. Box 182494, Columbus, OH 43218-2494
ACCOUNT APPLICATION                                                                             FOR ASSISTANCE, CALL: 1-800-524-2276


1  FUND SELECTION ------------------------------------------------------------------------------------------------------------------

   THE MINIMUM INITIAL INVESTMENT IS $2000 PER FUND ($500 FOR MONEY MARKET FUNDS); THE MINIMUM ADDITIONAL INVESTMENT IS $50
   (LOWER LIMITS MAY APPLY). I am investing in the following fund(s). The payment method I have chosen is: / / check: My check, made payable to Sefton Funds, is enclosed.  / / Wire: Call 1-800-524-2276 for instructions.

   THE SEFTON U.S. GOVERNMENT FUND                                   $ _____________________________________________________
   THE SEFTON CALIFORNIA TAX-FREE FUND                               $ _____________________________________________________
   THE SEFTON EQUITY VALUE FUND                                      $ _____________________________________________________
   THE SEFTON SMALL COMPANY VALUE FUND                               $ _____________________________________________________
   THE PACIFIC HORIZON PRIME MONEY MARKET FUND                       $ _____________________________________________________
   THE PACIFIC HORIZON CALIFORNIA TAX-EXEMPT MONEY MARKET FUND       $ _____________________________________________________

2  ACCOUNT REGISTRATION ------------------------------------------------------------------------------------------------------------

   Do not use this form for an IRA or to establish a retirement plan. Please call for assistance 800-524-2276.

   A. TYPE OF REGISTRATION (check one)

                                                  / / COMMUNITY PROPERTY   / / NONPROFIT*     / / CHARITABLE ORGANIZATION*
   / / INDIVIDUAL                                 / / TENANTS IN COMMON    / / CORPORATION*   / / CUSTODIAN FOR MINOR ("UGTMA")
   / / JOINT TENANTS WITH RIGHT OF SURVIVORSHIP   / / PARTNERSHIP*         / / TRUST          / / OTHER (SPECIFY)* _________________

   *Please attach a copy of the appropriate bylaws, resolutions or trust documents establishing authority to open this account.
   If any such agreements or resolutions are not in existence, please contact Sefton Funds at 1-800-524-2276 to request the appropriate form.

   B. ACCOUNT NAME

   -----------------------------------------------------------------   ----------------------------   ------------------------------
   INDIVIDUAL (First Name/Initial/Last Name)                                  Date of Birth                Social Security Number

   -----------------------------------------------------------------   ----------------------------   ------------------------------
   JOINT OWNER--IF ANY (First Name/Initial/Last Name)                         Date of Birth                Social Security Number

   -----------------------------------------------------------------
   IF UGTMA, NAME OF CUSTODIAN (only one) as custodian for

   -----------------------------------------------------------------   ----------------------------   ------------------------------
   Name of Minor (only one)                            Minor's State      Minor's Date of Birth       Minor's Social Security Number
                                                       of Residence

   ---------------------------------------------------------------------------------------------------------------------------------
   NAME OF ORGANIZATION/TRUST/PLAN                                            Date of Trust                  Tax ID Number

   -----------------------------------------------------------------   ----------------------------   ------------------------------
   Name of Trustee                                                            Date of Trust                  Tax ID Number

   C. OTHER ACCOUNT INFORMATION

   ---------------------------------------------------------------------------------------------------------------------------------
   ADDRESS Number and Street                           Apt. #                  City                   State             Zip

   (     )                                                                     (     )
   ---------------------------------------------------------------------------------------------------------------------------------
   Daytime Telephone Number                                                    Evening Telephone Number

   CITIZENSHIP   / / U.S. Citizen      / / Non-Resident Alien (Attach a W-8 form. Dividends are subject to tax withholding.)
                 / / Resident Alien

   EMPLOYMENT  REQUIRED BY NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

   ---------------------------------------------------------------------------------------------------------------------------------
   Employer's Name                                                             Occupation

   ---------------------------------------------------------------------------------------------------------------------------------
   Employer's Address                                                          City                   State             Zip
   Are you or an immediate family member affiliated with or working for a member firm of a stock exchange or the National
   Association of Securities Dealers, Inc.?

      / / No   / / Yes                 Name of institution______________________________________________ Please complete section 6B.

   EMPLOYMENT FOR JOINT ACCOUNT OWNER  Required by National Association of Securities Dealers, Inc.

   ---------------------------------------------------------------------------------------------------------------------------------
   Employer's Name                                                             Occupation

   ---------------------------------------------------------------------------------------------------------------------------------
   Employer's Address                                                          City                   State             Zip
   Are you or an immediate family member affiliated with or working for a member firm of a stock exchange or the National
   Association of Securities Dealers, Inc.?

      / / No   / / Yes                 Name of institution______________________________________________ Please complete section 6B.


3  TELEPHONE REDEMPTION AND EXCHANGE -----------------------------------------------------------------------------------------------

   If left blank, you will automatically receive telephone privileges.
   I elect the telephone privileges as described in the prospectus.                 / / Yes     / / No


4  DISTRIBUTION SELECTION ----------------------------------------------------------------------------------------------------------

   Your dividends and capital gains will be automatically reinvested into your account unless you indicate otherwise.
   I would like my:
   / /  Dividends and capital gains reinvested for fund(s) _________________________________________________________________________
   / /  Dividends paid by check and capital gains reinvested for fund(s) ___________________________________________________________
   / /  Dividends and capital gains sent to me by check to the address indicated in Section 2 for fund(s) __________________________
   / /  Dividends and capital gains automatically deposited to my bank account as indicated in Section 5 for fund(s) _______________


5  ELECTRONIC FUNDS TRANSFER INSTRUCTIONS ------------------------------------------------------------------------------------------

   For your convenience, you may authorize Sefton Funds to transfer money between your bank account and your Sefton account.
   I have attached a voided check or deposit slip for my account:    / /  checking      / /  savings*      / /  money market*

   I understand this service is available for purchases or redemptions, for the Automatic Investment and Withdrawal Plans and
   for receiving dividends and capital gains in cash, unless I indicated otherwise in section 4.

   I would like to use this service:
   / / for the Automatic Plan(s) I signed up for in Section 6  / / to establish bank wire instructions  / /  to receive dividends and capital gains

   ---------------------------------------------------------------------------------------------------------------------------------
   Bank Name

   ---------------------------------------------------------------------------------------------------------------------------------
   Bank Address (do not use P.O. Box)                  City                              State                              Zip

   ---------------------------------------------------------------------------------------------------------------------------------
   Account Number                                      Bank Routing Number or ABA Number (if unknown, call your bank)

   ---------------------------------------------------------------------------------------------------------------------------------
   Name(s) on Bank Account (must be the same as the Sefton Account)
   X
   ---------------------------------------------------------------------------------------------------------------------------------
   Signature of Co-Owner of Bank Account

   * Debits to this account count toward the maximum number of withdrawals allowed by regulations for this type of account.
     Please check with your bank to ensure that they accept "ACH transactions" for the account you are using.


6  ACCOUNT OPTIONS -----------------------------------------------------------------------------------------------------------------

   A.  AUTOMATIC INVESTMENT AND WITHDRAWAL PLANS  Minimum $50 per transaction for automatic investment; minimum $50 per transaction for Withdrawal Plan, with an account value of $100,000 see prospectus for details.
   / / AUTOMATIC INVESTMENT PLAN.  I would like the plan to begin the month of ____________ 19___.  Please have the amount(s)
   indicated below withdrawn from my bank account noted in Section 5 and invested in the fund(s) listed below.

       Fund ___________________________ Amount $______________        Fund ___________________________ Amount $________________
         / / Each month on the 5th      / / Each month on the 20th      / / Each month on the 5th      / / Each month on the 20th
         / / Each month on the          / / Quarterly on the 5th        / / Each month on the          / / Quarterly on the 5th
             5th and the 20th               (Mar., June, Sept., Dec.)       5th and the 20th               (Mar., June, Sept., Dec.)

   / / AUTOMATIC WITHDRAWAL PLAN. I would like the plan to begin the month of __________________ 19___. Please have the amount(s)
   indicated below
       / / deposited into my bank account noted in Section 5  / / mailed to me by check at the address indicated in Section 2

       Fund ___________________________ Amount $______________        Fund ___________________________ Amount $________________
         / / Each month on the 5th      / / Each month on the 20th      / / Each month on the 5th      / / Each month on the 20th
         / / Each month on the          / / Quarterly on the 5th        / / Each month on the          / / Quarterly on the 5th
             5th and the 20th               (Mar., June, Sept., Dec.)       5th and the 20th               (Mar., June, Sept., Dec.)

   B.  DUPLICATE STATEMENTS AND CONFIRMATIONS
   Please send duplicate statements and confirmations to:

   --------------------------------------------------------------------------------------------------------------------------------
   Name                                                        Company (if part of address)

   --------------------------------------------------------------------------------------------------------------------------------
   Address                                                     City                            State                      Zip


7  CLIENT AGREEMENT ----------------------------------------------------------------------------------------------------------------
   After reading this section, please sign in Section 8.

   I (We) have full right, power, authority and legal capacity; and am (are) of legal age in my (our) state of residence to purchase shares of the Fund(s). I (we) affirm that I (we) have received and read the current prospectus(es) of the Fund(s)
   selected and agree to be bound by its terms.

   a. THE MEANING OF WORDS IN THIS AGREEMENT. The words "I," "me" and "my" refer to the person(s) who signed this Agreement. The words "you" and "your" refer to the Bank and BISYS Fund Services, Inc.

   b. REPRESENTATIONS. I understand that you provide no investment, tax or legal advice, and I have relied on my independent judgment with respect to the suitability or potential value of any security or order.

   c. DEBIT AUTHORIZATION AND SETTLEMENT. If I authorize, and if BISYS Fund Services, Inc. and the Bank approve, the use of my bank account designated in Section 5 of this Account Registration Form (the "designated account") as the settlement account in connection with this account, I understand and agree that the Bank or BISYS Fund Services, Inc. may debit the designated account for payment of securities purchased by me either by way of this Account Registration Form and order, by signing up for the Automatic Investment Plan, or for subsequent purchase in any Sefton Funds as I may direct. If I have instructed that a purchase be settled through a debit of my account, I certify that I have the power and authority to debit the account. I agree to have sufficient collected funds available in the designated account to cover the amounts due on purchase of securities at the time of placing my order. If I have designated another method of payment, I agree to deliver to the custodian Bank sufficient collected funds to cover the amount due by 9:00 a.m. (Pacific Time) on the settlement date. I understand that if sufficient collected funds are not available, my purchase will be rejected and I will be liable for any resulting loss.

   If BISYS Fund Services, Inc. executes a transaction but fails to receive sufficient payment for such shares, BISYS Fund
   Services, Inc. may, without prior notice, redeem any Sefton shares. I agree to reimburse the Fund or BISYS Fund Services, Inc.
   on demand for any costs, losses or liabilities incurred by such party in collection of the debit balance.

   Further, I understand and agree that the Sefton Funds or BISYS Fund Services, Inc. as appropriate, may credit the designated account with dividend redemption, Automatic Withdrawal Plan, or distribution payments received by the Bank or BISYS Fund
   Services, Inc. from Sefton for the proceeds of any sales ordered by me.

   I further understand that the Automatic Withdrawal Plan and the Automatic Investment Plan may be terminated or modified at any time without notice.

   d. FORCE MAJEURE. You shall not be liable for loss or delay caused directly or indirectly by war, natural disaster, government restrictions, exchange or market rulings or other conditions beyond the control of BISYS Fund Services, Inc.

   e. RECORDING CONVERSATIONS. I understand and agree that, for our mutual protection, telephone conversations may be recorded without further notice.

   f. APPLICABLE LAWS AND REGULATIONS. All transactions shall be subject to rules, regulations, customs and usages of the exchange, market or clearinghouse where executed, all applicable federal and state laws and regulations, and the policies and procedures as determined by the Sefton mutual funds set forth in their then current prospectus.

   g. GOVERNING LAWS. The Agreement shall be governed by the laws of the State of Ohio as applicable.

   h. RELIANCE ON REPRESENTATIONS. I understand that BISYS Fund Services, Inc. shall rely on the information that I have set forth in this Agreement. I agree that all changes to this information shall be promptly provided to BISYS Fund Services, Inc.
   in writing. BISYS Fund Services, Inc. is entitled to rely on this information until I change it by subsequent written notice.

   i. DELIVERY AND RECEIPT. Any orders for transactions in the Sefton Funds under this Agreement will NOT be effective until received and approved by BISYS Fund Services, Inc. at their offices in Columbus, Ohio. BISYS Fund Services, Inc. shall not be responsible for any losses or lost profit opportunity I may experience due to any delays in the execution of purchase and redemption orders as a result of delayed receipt of such orders.

   j. INSTRUCTIONS. Neither BISYS Fund Services, Inc. nor the Funds will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmation to shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account.

   k. ARBITRATION. This paragraph contains what is sometimes referred to as a predispute arbitration clause. In this regard, I am aware of the following:
   (i) Arbitration is final and binding on the parties.
   (ii) The parties are waiving their right to seek remedies in court, including the right to jury trial.
   (iii) Pre-arbitration discovery is generally more limited than and different from court proceedings.
   (iv) The arbitrators' award is not required to include factual findings or legal reasoning and any party's right to appeal or seek modification of rulings by the arbitrators is strictly limited.
   (v) The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.
   (vi) All agreements shall include a statement that "No person shall bring a putative or certified class action to arbitration, nor seek to enforce any predispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until:  (i) the class certification is denied, or (ii) the class is decertified; or (iii) the person against whom the arbitration agreement would be enforced is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under this agreement except to the extent stated herein."
   It is agreed that any controversy between me and all or any of the Funds and its service providers (including SEFTON CAPITAL
   MANAGEMENT), arising out of this Agreement or my business with you, shall be settled by arbitration conducted in accordance with the rules of the National Association of Securities Dealers, Inc. or the American Arbitration Association, as I may
   elect. Failure to notify you of such election in writing within five (5) days after receipt from you of a request for arbitration shall be deemed to be authorization to make such election on my behalf. Judgment upon the award of the arbitrators may be entered by any court having jurisdiction.

   l. INDEMNIFICATION. As additional consideration for the services of BISYS Fund Services, Inc. and SEFTON CAPITAL MANAGEMENT,
   with regard to this Account, I agree to indemnify and hold BISYS Fund Services, Inc. and SEFTON CAPITAL MANAGEMENT, its
   officers, directors, employees and agents harmless from and against any and all losses, liabilities, demands, claims, actions, expenses, and attorney's fees arising out of or in connection with this Agreement, which are not caused by the negligence or willful misconduct of BISYS Fund Services, Inc. or SEFTON CAPITAL MANAGEMENT. The provisions of this Section shall survive termination of this Agreement; the provisions of this Section shall be binding on my successors and assigns.

   m. I understand that, if disbursements out of this account are to anyone other than applicant or applicant's joint tenant, a signature guarantee will be required.

   n. With respect to Section 6, I understand that if the 5th or 20th should fail on a non-business day, the transaction will be effective on the next business day.

   o. I understand that mutual fund shares are not deposits of SEFTON CAPITAL MANAGEMENT or any other affiliated institution, are not insured by the FDIC, are not obligations of any bank or the U.S. Government and are not endorsed or guaranteed in any way by any bank.

   p. Pacific Horizon Money Market Fund and Pacific Horizon California Tax-Exempt Money Market Fund (the "Money Market Funds")
   are managed by The Bank of America. If I invest in the Fund, I understand that I am authorizing BISYS to effect purchase and redemption orders on my behalf and to act as the record owner of my shares of that Fund, and that my ownership of those shares will be evidenced on books and records maintained by BISYS. This application must be accompanied or preceded by a Pacific
   Horizon Prospectus.


8  INVESTOR SIGNATURE AND CERTIFICATION FOR THE IRS --------------------------------------------------------------------------------

   Each of the undersigned has the authority and legal capacity to purchase mutual fund shares, is of legal age in their state and believes each investment is suitable for themselves. Each of the undersigned has received and read the prospectus and agrees to its terms.

   CERTIFICATION - Under penalty of perjury the undersigned certifies that:

   (1) The number shown on this Agreement is my correct taxpayer number, and
   (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
   Note: (You must cross out item (2) if you are subject to backup withholding.)
   * If joint acccount, all tenants must sign. ** If corporate account or other legal entity, authorized person must sign in capacity.

   X
   ---------------------------------------------------------------------------------------------------------------------------------
   Signature of Individual Registrant                                               Date
   X
   ---------------------------------------------------------------------------------------------------------------------------------
   Signature of Joint Registrant (if applicable)                                    Date
   X
   ---------------------------------------------------------------------------------------------------------------------------------
   Signature of Trust, Corporation, Partnership or Other Entity                     Date

   ---------------------------------------------------------------------------------------------------------------------------------
   Title                                                                            Date


9  CORPORATE RESOLUTION ------------------------------------------------------------------------------------------------------------
   This section is to be completed by corporations only. Please be sure to fill out the resolution fully, as incomplete documentation will cause delays in investing and redeeming.

   --------------------------------------------------------------     --------------------------------------------------------------
   Name of Organization                                               Name (Please print)                              Title
                                                                      X
   --------------------------------------------------------------     --------------------------------------------------------------
   Address                                                            Signature

   --------------------------------------------------------------     --------------------------------------------------------------
   City                                State             Zip          Name (Please print)                              Title
                                                                      X
   --------------------------------------------------------------     --------------------------------------------------------------
   Telephone                                                          Signature

   I,______________________________of ___________________________     --------------------------------------------------------------
   certify that the following is a true copy of a resolution now      Name (Please print)                              Title
   in full force and effect, duly adopted by the Board of             X
   Trustees or by those with authority to act on behalf of said       --------------------------------------------------------------
   Organization on _______________ 19____: Resolved, that any         Signature
   / / one / /two / /three / /four of the persons whose names and     Be it further resolved, that the parties named above are
   signatures appear below are hereby authorized and directed         hereby authorized and directed to sign such documents, to make
   to execute and deliver any written instruments including,          such filings, and to take such further actions as may be
   without limitation, the Customer Agreement, which is attached      necessary or desirable to implement this resolution.
   hereto and made a part hereof by this reference, necessary to      X
   establish and maintain accounts with any fund within Sefton        --------------------------------------------------------------
   Funds, and to effect purchases and redemptions of such shares.     Signature of certifying person or officer        Date
                                                                      (Other than those listed above) All persons authorized to act
   --------------------------------------------------------------     on the account must also sign under Section 8 of this
   Name (Please print)                              Title             application.
   X
   --------------------------------------------------------------
   Signature


10 PERSON(S) AUTHORIZED TO CONDUCT TRANSACTIONS ------------------------------------------------------------------------------------
   The following persons are authorized agents of the shareholder. Any ___* of the Authorized Person(s) is, by lawful and appropriate action of the shareholder, a person entitled to give instructions regarding purchases and redemptions or to make inquiries, regarding your Account.
                                               X
   -----------------------------------------   -----------------------------------------   -----------------------------------------
   Name/Title                                  Signature                       Date        Organization
                                               X
   -----------------------------------------   -----------------------------------------   -----------------------------------------
   Name/Title                                  Signature                       Date        Organization

   BISYS Fund Services, Inc. (BISYS) may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither BISYS nor any entity on behalf of which BISYS is acting shall be liable for any claims or expenses (including legal fees) or for any losses, resulting from actions taken upon any instructions believed to be genuine.  BISYS may continue to rely on the instructions made by any person claiming to be an Authorized Person until informed through amended instructions to the Application that the person is no longer an Authorized Person. BISYS has a reasonable period (not to exceed one week) to process the amended instructions.
   Provisions of this Application shall be equally applicable to any successor of BISYS.

   *If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of
   Authorized Persons indicated in this space.

------------------------------------------------------------------------------------------------------------------------------------
BANK, BROKER-DEALER USE ONLY

Rep. #          _________________________________________________     Office #     _________________________________________________
Broker/Dealer # _________________________________________________     Office Name  _________________________________________________
Principal       _________________________________________________     Signature    ________________________________Date_____________
Lead Source     _________________________________________________     Fund Source  ___________________Campaign Code_________________
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
Sefton Capital Management
2550 Fifth Avenue, Suite 808
San Diego, California 92103


ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035


CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111


LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue, 30th Floor
New York, New York 10022


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
950 Seventeenth Street, Suite 2500
Denver, Colorado 80202




FOR MORE INFORMATION CALL
SEFTON FUNDS (800) 524-2276
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THESE FUNDS ARE NOT INSURED BY SEFTON CAPITAL
MANAGEMENT, THE FDIC OR ANY OTHER INSURER.

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                         STATEMENT OF ADDITIONAL INFORMATION

                                  Sefton Funds Trust
                                  3435 Stelzer Road
                                 Columbus, Ohio 43219
                   General and Account Information: (800) 524-2276

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                    Sefton Capital Management, Investment Adviser
                               ("SCM" or the "Adviser")

             BISYS Funds Services, Administrator, Distributor and Sponsor
                              ("BISYS" or the "Sponsor")


    This Statement of Additional Information ("SAI") describes the shares of four funds (the "Funds") managed by SCM. Each Fund is a portfolio of Sefton Funds Trust (the "Trust"). The Funds are:

         U.S. Government Fund

         California Tax-Free Fund

         Equity Value Fund

         Small Company Value Fund

    The SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for shares of the Funds dated June 30, 1997 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and information number printed above.





June 30, 1997
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                                  TABLE OF CONTENTS


                                                                            Page


INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
    Bank Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
    Commercial Paper . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
    Corporate Debt Securities. . . . . . . . . . . . . . . . . . . . . . .   1
    Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . . .   1
    Reverse Repurchase Agreements. . . . . . . . . . . . . . . . . . . . .   2
    Variable and Floating Rate Demand and Master Demand Notes. . . . . . .   2
    Loans of Portfolio Securities. . . . . . . . . . . . . . . . . . . . .   2
    Mortgage-Related Securities. . . . . . . . . . . . . . . . . . . . . .   3
    Foreign Securities . . . . . . . . . . . . . . . . . . . . . . . . . .   3
    Real Estate Securities . . . . . . . . . . . . . . . . . . . . . . . .   3
    Investment Company Securities. . . . . . . . . . . . . . . . . . . . .   4
    Interest Rate Futures Contracts. . . . . . . . . . . . . . . . . . . .   4
    Stock Index Futures Contracts. . . . . . . . . . . . . . . . . . . . .   5
    Put Options on Stock Index Futures Contracts . . . . . . . . . . . . .   5
    California Municipal Obligations . . . . . . . . . . . . . . . . . . .   6

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . .  14

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
    Trustees and Officers. . . . . . . . . . . . . . . . . . . . . . . . .  15
    Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . .  17
    Distribution of Fund Shares. . . . . . . . . . . . . . . . . . . . . .  18
    Administrators, Bookkeeping and Pricing Agent. . . . . . . . . . . . .  18
    Service Organizations. . . . . . . . . . . . . . . . . . . . . . . . .  19

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . .  20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . . . .  20

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .  21
    Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . .  22

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
    OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .  28
    Capitalization . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28
    Control Persons and Principal Holders of Securities. . . . . . . . . .  28
    Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
    Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . .  30
    Yield and Performance Information. . . . . . . . . . . . . . . . . . .  30
    Independent Accountants. . . . . . . . . . . . . . . . . . . . . . . .  32
    Registration Statement . . . . . . . . . . . . . . . . . . . . . . . .  32

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .  32


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                                 INVESTMENT POLICIES

    The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

    BANK OBLIGATIONS (U.S. Government Fund, Equity Value Fund and Small Company Value Fund). These obligations include negotiable certificates of deposit and bankers' acceptances. A description of the banks, the obligations of which the Funds may purchase, is set forth in the Prospectus. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

    COMMERCIAL PAPER (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, (i) rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in one of the two highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Funds' Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest. See "Variable and Floating Rate and Master Demand Notes."

    CORPORATE DEBT SECURITIES (U.S. Government Fund, Equity Value Fund and Small Company Value Fund). Fund investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

    The ratings of Standard & Poor's Corporation, Moody's Investors Service, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Funds' Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

    It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

    REPURCHASE AGREEMENTS (All Funds). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agree upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have


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problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

    REVERSE REPURCHASE AGREEMENTS (U.S. Government Fund, Equity Value Fund and Small Company Value Fund). A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account cash, or other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

    VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES (All Funds). The Funds may acquire variable and floating rate instruments as described in the Prospectus. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Adviser under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

    Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a U.S. Government security with a variable rate of interest readjusted no less frequently than every 762 days may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a floating rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, may be deemed to have a maturity equal to one day; (c) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the investment to be paid in more than 397 days, and that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a variable rate of interest, the principal amount of which is scheduled to be paid in 397 days or less may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; and (e) an instrument with a floating rate of interest, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    LOANS OF PORTFOLIO SECURITIES (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 5% of the total assets of a particular Fund.

    The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.


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    MORTGAGE-RELATED SECURITIES (All Funds). There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage but in no event later than one year after it becomes payable.

    FOREIGN SECURITIES (U.S. Government Fund, Equity Value Fund and Small Company Value Fund). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

    Since Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

    Those Funds that purchase foreign currency-denominated securities may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


    Real Estate Securities (Equity Value Fund and Small Company Value Fund)
The Funds may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the funds may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to


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certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.


    REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

    Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

    INVESTMENT COMPANY SECURITIES (All Funds). The Funds may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Funds as a whole.

    INTEREST RATE FUTURES CONTRACTS (U.S. Government Fund only). This Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

    Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the


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long-term market to stabilize.  Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Fund may be unable to control losses by closing its position where a liquid secondary market does not exist.

    STOCK INDEX FUTURES CONTRACTS (Equity Value Fund and Small Company Value
Fund). A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount.
In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

    The Funds intend to utilize stock index futures contracts primarily for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices. The Funds, therefore, usually will be sellers of stock index futures contracts. This risk management strategy is an alternative to selling securities in the portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect a Fund against an increase in prices of stocks which the Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. The Fund also may buy or sell stock index futures contracts to close out existing futures positions. See "Interest Rate Futures Contracts" above for more information on the risks of stock index futures contracts.

    PUT OPTIONS ON STOCK INDEX FUTURES CONTRACTS (Equity Value Fund and Small Company Value Fund ). The Funds may also purchase put options on stock index futures contracts. Sales of such options may also be made to close out an open option position. The Funds may, for example, purchase a put option on a particular stock index futures contract or stock index to protect against a decline in the value of the common stocks it holds. If the stocks in the index decline in value, the put should become more valuable and a Fund could sell it to offset losses in the value of the common stocks. In this way, put options may be used to achieve the same goals the Funds seek in selling futures contracts. A put option on a stock index future gives the purchaser the right, in return for a premium paid, to assume a short (i.e., the right to sell stock index futures) position in a stock index futures contract at a specified exercise price ("strike price") at any time during the period of the option. If the option is exercised by the holder before the last trading date during the option period, the holder receives the futures position, as well as any balance in the futures margin account. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash in an amount equal to the difference between the strike price and the closing level of the relevant index on the expiration date.

    The Adviser expects that an increase or decrease in the index in relation to the strike price level would normally correlate to an increase or decrease (but not necessarily to the same extent) in the value of the Fund's common stock portfolio against which the option was written. Thus, any loss in the option transaction may be offset by an increase in the value of the common stock portfolio to the extent changes in the index correlate to changes in the value of that portfolio. The Funds may liquidate the put options they have purchased by effecting a "closing sale transaction," rather than exercising the option. This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect the closing sale transaction. The Funds will realize

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a gain from a closing sale transaction if the price at which the transaction is effected exceeds the premium paid to purchase the option and, if less, the Funds will realize a loss.

    CALIFORNIA MUNICIPAL OBLIGATIONS (California Tax-Free Fund). The ability of this Fund to achieve its investment objective depends on the ability of issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest. Recent amendments to the California State Constitution and certain State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California Municipal Obligations to maintain debt service on their obligations. The following information as to certain California risk factors is given to investors in view of the Fund's policy of investing primarily in California state and municipal issuers. The information is based primarily upon information derived from public documents relating to securities offerings of California state and municipal issuers, from independent municipal credit reports and historically reliable sources, but has not been independently verified by the Fund.


    California's economy is the largest among the 50 states and one of the largest in the world. The 1995 population of 32 million represents 12% of the U.S. total. The State's per capital personal income in 1994 exceeded the U.S. average by 3%.

    Due in part to its rapidly growing population, the California economy has proven to be more cyclical than that of the nation. During the recessionary period of the early 1980s and again in the 1990s, California's unemployment levels averaged above the national rate. Federal defense spending cuts and military base closing have negatively affected the California economy in recent years. The level of economic activity within the State is important as it influences the growth or contraction of State and local government revenues available for operations and debt service.

    Recessionary influences and the effects of overbuilding in selected areas have resulted in a contraction in real estate values in many regions of the State during the last five years. A decline in property values could have a negative effect on the ability of certain local governments to meet their obligations.


    As a state, California is more prone to earthquakes than most other states in the country, creating potential economic losses from damages. On January 17, 1994, a major earthquake, measuring 6.8 on the Richter scale, hit Southern California centered in the area of Northridge. Total damage has been estimated at $20 billion. Significant federal aid has been received.

    Due to the Fund's concentration in the state of California and its municipal issuers, the Fund may be affected by certain amendments to the California constitution and state statutes which limit the taxing and spending authority of California governmental entities and may affect their ability to meet their debt service obligations.


    In 1978, California voters approved "Proposition 13," adding Article XIII
A, an amendment to the state constitution which limits ad valorem taxes on real property to 1% of "full cash value" and restricts the ability of taxing entities to increase real property taxes. The full cash value may be adjusted annually to reflect increases (not to exceed 2%) or decreases in the consumer price index or comparable local data, or declining property value caused by damage,
destruction or other factors.   The foregoing limitation does not apply to ad
valorem taxes or special assessments to pay the interest and redemption charges on any indebtedness approved by the voters before July 1, 1978 or, pursuant to an amendment to Article XIII A, any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition.


    Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. The entire statewide welfare system will be changed in response to the change in federal welfare law enacted in 1996. It is yet not known how the final system will affect county finances. Under current law, counties are required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs, but this mandate may be eliminated as part of the overhaul.

    In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature had eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected. Orange County implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy, which had been caused by large investment losses in its pooled investment funds.


    In 1979 California voters approved another constitutional amendment,
Article XIII B, which may have an adverse impact on California state and municipal issuers. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of an annual appropriations limit (the "Appropriations Limit"). "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds.

    Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels and appropriations of certain special taxes imposed by initiatives (e.g., increased cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency. However, unless the emergency arises from civil disturbance or natural disaster declared by the Governor, and the appropriations are approved by two-thirds of the Legislature, the Appropriations Limit for the next three years must be reduced by the amount of the excess. The Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in California per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

    The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the annual budget proposed by the Governor in January of each year for the next fiscal year, and thereafter to be subject to the budget process and established in the Budget Act.

    On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This statute (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity; (ii) requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction; (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed; (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIII A of the California Constitution; (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments; (vi) requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988; (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of tax revenue allocated to such local government occur in a an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and (viii) permits these provisions to be amended exclusively by the voters of the State of California.


    On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives.

    Proposition 218 does not affect the State or its ability to levy or collect taxes. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the Legislature. The Legislative Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time revenues to local government would be reduced by several hundred million dollars a year under this Proposition.

    On November 8, 1988, voters approved Proposition 98, which has significantly altered the operation and effect of the Article XIII B spending limit, the first changes since its adoption in 1979. This combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act" (the "Act"), changes State funding of public education below the university level, and the operation of the State's Appropriations Limit. The Act (as modified by Proposition 111, which was enacted on June 5, 1990), guarantees State funding for K-12 school districts and community college districts ("K-14 Schools") at a level equal to the greater of
(a) in general, a fixed percent of General Fund revenues (the "first test"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to California per capita personal income) and enrollment (the "second test"), or (c) a third test, which would replace the second test in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in California per capita personal income (the "third test"). Under the third test, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If the third test is used in any year, the difference between the third test and the second test would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.


    Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. In the fall of 1989, the Legislature and the Governor utilized this provision to avoid having 40.3 percent of revenues generated by a special supplemental sales tax enacted for earthquake relief go to K-14 schools. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

    During the recent recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.


    In 1992, a lawsuit was filed, called CALIFORNIA TEACHERS' ASSOCIATION V. GOULD, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July, 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay
$825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

    The State's budget problems in recent years have been caused by a combination of external economic conditions and a structural imbalance in that the largest General Fund Programs -- K-14 education, health, welfare and corrections -- were increasing faster than the revenue base, driven by the State's rapid population growth. These pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.

    As a result of these factors and others, and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980's until 1992-93, the State had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve, the Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each fiscal year thereafter, each budget required multi billion dollar actions to bring projected revenues and expenditures into balance. The Legislature and Governor agreed on the following principal steps to produce Budget Acts in the years 1991-92 to 1994-95, although not all these actions were taken in each year:

    -    significant cuts in health and welfare program expenditures;
    - transfers of program responsibilities and funding from the State to local governments (referred to as "realignment"), coupled with some reduction in mandates on local government;
    - transfer of about $3.6 billion in local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools under Proposition 98;
    - reduction in growth of support for higher education programs, coupled with increases in student fees, through the 1994-95 Fiscal Year;
    - maintenance of the minimum Proposition 98 funding guarantee for K-14 schools, and the disbursement of additional funds to keep a constant level of about $4,200 per K-12 pupil through the 1993-94 Fiscal Year;
    - revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;
    - increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to illegal immigrants, although during this time frame, most of the additional aid requested by the Administration was not received; and
    -    various one-time adjustments and accounting changes.

Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the budget reserve, the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.

    Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

    During the past several fiscal years, the State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July, 1994 and matured on April 25, 1996.

    The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Budget Act also projected Special Fund revenues of $12.7 billion and appropriated Special Fund expenditures of $13.0 billion.

    Final data for the 1995-96 Fiscal Year showed revenues and transfers of $46.1 billion, some $2 billion over the original fiscal year estimate, which was attributed to the strong economic recovery. Expenditures also increased, to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to enact welfare reform during the fiscal year and to budget new aid for illegal immigrant costs, both of which had been counted on to allow reductions in State costs. The Special Fund for Economic Uncertainties had a small negative balance of about $87 million at June 30, 1996, all but eliminating the accumulated budget deficit from the early 1990's. Available internal borrowable resources (available cash, after payment of all obligations due) on June 30, 1996 was about $3.8 billion, representing a significant improvement in the State's cash position, and ending the need for deficit borrowing over the end of the fiscal year. The State's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrant issue on April 25, 1996, and to issue only $2.0 billion of revenue anticipation notes during the fiscal year, which matured on June 28, 1996.

    The 1995-96 Budget Act included substantial additional funding under Proposition 98 for schools and community colleges (about $1.0 billion General Fund and $1.2 billion total above 1994-95 levels). Because of higher than projected revenues in 1994-95, an additional $561 million ($92 per K-12 ADA) was appropriated to the 1994-95 Proposition 98 entitlement. A large part of this was a block grant of about $50 per pupil for any one-time purpose. For the first time in several years, a full 2.7 percent cost of living allowance was funded. The budget was based on the settlement of the CTA v. GOULD litigation. Cuts in health and welfare costs totaled about $220 million, almost $700 million less than had been anticipated, because of the failure by the federal government to approve certain of these actions in a timely manner. The federal government also failed to appropriate all but $31 million of an anticipated $500 million in new federal aid for incarceration and health care costs of illegal immigrants. Funding from the General Fund for the University of California was increased by $106 million and for the California State University system by $97 million, with no increases in student fees.

    The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The Department of Finance projected that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.

    The following are principal features of the 1996-97 Budget Act:

    1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2 percent) was funded. The Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called per ADA, or Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years. Community colleges will receive an increase in funding of $157 million for 1996-97 out of this $1.6 billion total.

         Because of the higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. These new funds were appropriated for a variety of purposes, including block grants, allocations for each school site, facilities for class size reduction, and a reading initiative. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

    2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform" below.

    3. A 4.9 percent increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.

    4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

    5. General Fund support for the Department of Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.

    6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

    The Budget Act did not contain any tax increases. As noted, there was a reduction in corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

    Following enactment of the 1996-97 Budget Act, Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (P.L. 104-193, the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits

(including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

    The Law requires states to implement the new TANF program not later than July 1, 1997 and provides California approximately $3.7 billion in block grant funds for FY 1996-97 for the provisions of the Law. States are allowed to implement TANF as soon as possible and will receive a prorated block grant effective the date of application. The California State Plan was approved November 27, 1996 to allow grant reductions to be implemented effective January 1, 1997 and to allow the State to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted. Thus, in lieu of the $660 million savings initially assumed, it is now projected that savings will total approximately $320 million.

    A preliminary analysis of the Law by the Legislative Analyst's Office indicates that an overall assessment of how these changes will affect the State's General Fund will not be known for some time, and will depend on how the State implements the Law. There are many choices including how quickly the State implements the Law; the degree to which the State elects to make up for cuts in federal aid. provide more aid to counties, or cut some of its own existing programs for noncitizens; and the State's ability to avoid certain penalties written into the Law.

    With the continued strong economic recovery in the State, the Department of Finance has estimated, in connection with the release of the Governor's 1997-98 Budget Proposal, that revenues for the 1996-97 Fiscal Year will exceed initial projections by about $760 million. This increase will be offset by higher expenditures for K-14 school aid (Pursuant to Proposition 98) and for health and welfare costs, because federal law changes and other federal actions did not provide as much assistance to the State as was initially planned in the Budget Act. The Department's updated projections show a balance in the Special Fund for Economic Uncertainties of $197 million, slightly lower than projected in July, 1996. The Department also projects the State's cash position will be stronger than originally estimated, with unused internal borrowable resources at June 30, 1997 of about $4.3 billion.

    On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the SFEU of $553 million on June 30, 1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.

    Among the major initiatives and features of the Governor's Budget are the following:

    7. A proposed 10% cut in the Bank and Corporation Tax rate, to be phased in over two years.

    8. Proposition 98 funding for K-14 schools will be increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools will reach $5,010, compared to $4,220 as recently as the 1993-94 Fiscal Year. Part of the new funding is proposed to be dedicated to the completion of the current program to reduce class size to 20 pupils in lower elementary grades, and to expand the program by one grade, so that it will cover K-3rd grade.

    9. Funding for higher education will be increased consistent with a four-year "compact" established in 1995-96. There is not projected to be any increase in student fees at any of the three levels of the State higher education system.

    10. The 1997-98 proposed Governor's Budget assumes approximately $500 million in savings contingent upon federal action. The Budget assumes that federal law will be enacted to remove the maintenance-of-effort requirement for Supplemental Security
         Income (SSI) payments, thereby enabling the state to reduce grant levels pursuant to previously enacted state law ($279 million). The Budget also assumes the federal government will fund $216 million in costs of health care for illegal immigrants.

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources. Because of the prospective nature of these proceedings, no estimate of the potential loss can be made.

    While at any given time, including the present, there are numerous civil actions pending against the State which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues, the Attorney General of the State of California is of the opinion that no pending actions are likely to have a material adverse effect on the State's ability to pay debt service as it becomes due.

    Because of the uncertain impact of the aforementioned statutes and cases, the possible inconsistencies in the respective terms of the statutes and the impossibility of predicting the level of future appropriations and applicability of related statutes to such questions, it is not currently possible to assess the impact of such legislation, cases and policies on the long-term ability of California state and municipal issuers to pay interest or repay principal on their obligations.

    Due to budgetary and financial difficulties, California's bond ratings have deteriorated in the early 1990's. S&P initially lowered California's bond rating in December 1991 from AAA to AA. Then, in July 1992, S&P again lowered California's bond rating, from AA to A+, and then A. The S&P rating for California General Obligation Bonds is now A+. Likewise, in February 1992, Moody's lowered its California general obligation bond rating from Aaa to Aal. Moody's subsequently lowered the State's general obligation rating in July 1992 from Aal to Aa, and it is now A1.

    On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "County Funds") filed for protection under Chapter 9 of the Federal Bankruptcy Code, after reports that the County Funds had suffered significant market losses in their investments, causing a liquidity crisis for the County Funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the County Funds. As of mid-January 1995, following a restructuring of most of the County Funds' assets to increase their liquidity and reduce their exposure to interest rate increases, the County estimated the County Funds' loss at about $ 1.69 billion, or about 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited monies in the County Funds, including the County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. The County has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short term debt using certain new revenues transferred to the County from other local governments pursuant to special legislation enacted in October, 1995.

    The State has no existing obligations with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, in the event the County is unable to maintain county administered State programs because of insufficient resources, it may be necessary for the State to intervene, but the State cannot presently predict what, if any, action may occur.

                               INVESTMENT RESTRICTIONS

    The following restrictions restate or are in addition to those described under "Investment Restrictions" in the Prospectus.

    Each Fund, except as indicated, may not:

    (1) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

    (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 5% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 5% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

    (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

    (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

    (5) Invest in companies for the purpose of exercising control or management;

    (6) Invest more than 10% of its net assets in shares of other investment companies;

    (7) Invest in real property or Mortgage loans (including limited partnership interest but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions, provided that the Fund may invest in collateralized mortgage obligations;

    (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

    (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

    (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

    (11) Purchase or retain the securities of any issuer, if the individual officers and Trustees of the Funds, the Adviser or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

    (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and

(c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

    (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount (except for the Small Company Value Fund), no more than 2% of the value of the Fund's net asset, may be warrants which are not listed on the New York or American Stock Exchanges;

    (14) Write, purchase or sell puts, calls or combinations thereof, except that the equity and fixed income funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging;

    (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation; or

    (16) Invest more than 5% of the value of a Fund's total assets in the securities of any one investment company; invest more than 10% of the value of a Fund's total assets in the aggregate in securities of investment companies as a group; or invest such that more than 3% of the outstanding voting stock of any one investment company will be owned by any Fund or by the Funds as a whole.


    In addition, each of the Equity Value Fund and the Small Company Value Fund are diversified funds. As such, each will not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer.


    If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                      MANAGEMENT

TRUSTEES AND OFFICERS

    The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio, 43219. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.

Harley K. Sefton, Chairman of the Board of Trustees and President, 43 years old*
- 2550 Fifth Avenue, Suite 808, San Diego, CA 92103. President and CEO, Sefton Capital Management; President, First Interstate Capital Management, Inc., March 1994 through August 1994; President, San Diego Financial Capital Management, Inc., January 1994 through March 1994; Executive Vice President/Division Manager, San Diego Trust & Savings Bank, January 1992 through January 1994; Chief Operating Officer, San Diego Financial Capital Management, Inc., July 1986 through December 1991.

Grace Evans Cherashore, Trustee, 41 years old - 988 West Mission Bay Drive, San Diego, CA 92109. Chief Executive Officer, Bahia and Catamaran Hotels since 1992; Chief Financial Officer, Bahia and Catamaran Hotels, 1990-1992.


Gordon T. Frost, Jr., Trustee, 50 years old - P.O. Box 15, San Diego, CA 92122. President/General Manager, Frost Hardwood Lumber Company since 1990.

John J. Pileggi, Trustee, 38 years old.  Director of Furman Selz LLC since
1994; Senior Managing Director of Furman Selz LLC (1992-1994); Managing Director of Furman Selz LLC (1984-1992).


Thomas C. Bowden, Vice President, 38 years old - 2550 Fifth Avenue, Suite 808, San Diego, CA 92103. Vice President and Fund Manager, Sefton Capital Management Inc., February 1995 to present; Vice President and Portfolio Manager, First Interstate Capital Management, Inc., March 1994 through January 1995; Vice President and Portfolio Manager, San Diego Financial Capital Management, Inc., June 1986 through March 1994.

Alan A. Lordi, Vice President, 34 years old - 2550 Fifth Avenue, Suite 808, San Diego, CA 92103. Managing Director of Mutual Funds, Furman Selz LLC, April 1995 to July 1996. Vice President and Investment Marketing Director of First Interstate Capital Management, Inc. March 1994 to April 1995. Vice President and Investment Marketing Director of San Diego Financial Capital Management, Inc. August 1991 to March 1994.

Ted J. Piorkowski, Vice President, 38 years old - 2550 Fifth Avenue,
Suite 808, San Diego, CA 92103. Vice President and Fund Manager, Sefton Capital Management; Vice President and Portfolio Manager, First Interstate Capital Management Inc., March 1994 through May 1994; Vice President and Portfolio Manager, San Diego Financial Capital Management, Inc. 1989 through March 1994.

Leif O. Sanchez, Vice President, 35 years old - 2550 Fifth Avenue, Suite 808, San Diego, CA 92103. Vice President and Fund Manager, Sefton Capital Management, February 1995 to present; Vice President and Portfolio Manager, First Interstate Capital Management, Inc., March 1994 through January 1995; Vice President and Portfolio Manager, San Diego Financial Capital Management, Inc.; March 1985 through March 1994.

Lani Capossere, Vice President and Secretary, 35 years old - 2550 Fifth Avenue, Suite 808, San Diego, CA 92103. Vice President and Chief Operating Officer, Sefton Capital Management, October 1994 to present; Assistant Vice President and Operations Manager, First Interstate Capital Management, Inc., March 1994 through May 1994; Assistant Vice President and Operations Manager, San Diego Financial Capital Management, Inc., April 1992 through March 1994; Trust Officer, San Diego Trust & Savings Bank, July 1980 through April 1992.


Thomas Line, Vice President and Treasurer, 30 years old - Treasurer, BISYS Fund Services, January 1997 to present; employee of KPMG Peat Marwick, September 1989 through December 1996.

Greg Maddox, Assistant Treasurer, 29 years old - 1230 Columbia Street, San Diego, California 92101. Director, BISYS Fund Services, 1991 to present.

Frank Deutchki, Assistant Treasurer, 43 years old - Compliance Officer, BISYS Fund Services, April 1996 to present; Vice President, Chase Global Funds Service, September 1995 through April 1996; Vice President, Mutual Funds Service Company, 1989 through September 1995.

Irimga McKay, Assistant Secretary, 37 years old - 1230 Columbia Street, San Diego, California 92101. Senior Vice President, BISYS Fund Services, since 1994 to present; Senior Vice President, Concord Financial Group, 1988 through 1992.

Alaina Metz, Assistant Secretary, 30 years old - Chief Administrator, BISYS Fund Services, June 1995 to present; Supervisor, Mutual Fund Legal Department, Alliance Capital Management, L.P., May 1989 through June 1995.

*Mr. Sefton is considered to be an "interested person" of the Trust as defined in the 1940 Act.

                          Compensation Table For Fiscal Year
                                 Ended March 31, 1997

--------------------------------------------------------------------------------
                                                Pension Or
                                                Retirement
                                 Aggregate       Benefits         Estimated
                                Compensation    Accrued As          Annual
                                  From The     Part Of Fund        Benefits
                                   Trust         Expenses      Upon Retirement
--------------------------------------------------------------------------------

 Grace Evans Cherashore
 Trustee                           $4,500            $0               $0
--------------------------------------------------------------------------------
 Gordon T. Frost, Jr.
 Trustee                           $4,500            $0               $0
--------------------------------------------------------------------------------
 John J. Pileggi                   $1,250*           $0               $0
--------------------------------------------------------------------------------

------------------------

    * Mr. Pileggi was added as a trustee in February, 1997. Mr. Pileggi is expected to earn approximately $4,500 in aggregate compensation.


    Trustees of the Funds not affiliated with Sefton or BISYS receive from the Funds an annual retainer of $1,000 and a fee of $500 for each Board of Trustees meeting and $500 for each Board committee meeting of the Funds attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with Sefton or BISYS do not receive compensation from the Funds.

INVESTMENT ADVISER

    Sefton Capital Management, 2550 Fifth Avenue, Suite 808, San Diego, CA 92103, acts as the investment adviser to the Funds. Mr. Harley K. Sefton owns 100% of the capital stock of SCM. SCM manages the investment and reinvestment of the assets of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion.


    The following tables summarize the advisory fees paid by the Funds and any advisory fee waivers for the period April 3, 1995 (commencement of investment operations) to March 31, 1996 and for the fiscal year ending March 31, 1997.

--------------------------------------------------------------------------------
         April 3, 1995 (Commencement of Investment Operations) to March 31, 1996
--------------------------------------------------------------------------------
                              Advisory Fees                        Advisory
 Fund Name                  (before waivers)      Waiver          Fees Paid
--------------------------------------------------------------------------------
 U.S. Government Fund           $112,654         $52,605            $59,635
--------------------------------------------------------------------------------
 California Tax-Free Fund       $228,931         $91,958           $126,067
--------------------------------------------------------------------------------
 Equity Value Fund              $255,969          $6,226           $219,367
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                Fiscal Year Ended March 31, 1997
--------------------------------------------------------------------------------
                              Advisory Fees                        Advisory
 Fund Name                  (before waivers)      Waiver          Fees Paid
--------------------------------------------------------------------------------
 U.S. Government Fund           $113,578         $64,584            $50,106
--------------------------------------------------------------------------------
 California Tax-Free Fund       $257,339         $98,461           $156,276
--------------------------------------------------------------------------------
 Equity Value Fund              $482,659              $0           $439,946
--------------------------------------------------------------------------------


    The current Master Investment Advisory contract and Supplements thereto ("Advisory Agreement") for the U.S. Government, California Tax-Free and Equity Value Funds became effective on April 3, 1995. The Advisory Agreement for the Small Company Value Fund became effective on May 2, 1997. Each Advisory Agreement will continue in effect for a two-year period and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or SCM on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the outstanding voting securities of such Fund.

    The Agreements provide that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Advisory Agreement, except loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its obligations under the Advisory Agreement.

DISTRIBUTION OF FUND SHARES

    Effective January 1, 1997, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, replaced ALPS as Sponsor and Distributor of the Funds. BISYS also serves as administrator and distributor of other mutual funds. As distributor, BISYS acts as the Funds' agent to underwrite, sell and distribute shares in a continuous offering.

ADMINISTRATOR, BOOKKEEPING AND PRICING AGENT

    Effective January 1, 1997, BISYS replaced ALPS as Administrator for the Funds. BISYS provides management and administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds' Adviser, custodian, independent accountants, legal counsel and others. In addition, BISYS furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with BISYS. For these services, BISYS is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Funds.

    The Administration Agreements for the California Tax-Free, U.S. Government and Equity Value Funds were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contracts or interested persons of such parties, at its meeting held on October 15, 1996. The Administration Agreement for the Small Company Value Fund was approved by the Board by Trustees, including a majority of the Trustees who are not parties to the contract or "interested persons" of such parties at its meeting on May 2, 1997. At any time after December 31, 1999, each Administration Agreement is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Administration Agreement upon not more than 60 days written notice to BISYS or by vote of the holders of a majority of the shares of the Fund involved, or, upon 60 days notice, by BISYS.

    BISYS Fund Services, Inc., an affiliate of BISYS serves as fund accounting agent pursuant to a Fund Accounting Agreement, to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of BISYS in the performance of its duties under the Agreement. For the year ended March 31, 1997 BISYS Fund Services, Inc. and ALPS collectively earned $31,617, $32,823 and $33,170 for their fund accounting services to the U.S. Government Fund, California Tax-Free Fund and Equity Value Fund.


    The following table summarizes the administration fees paid by the Funds to BISYS and ALPS and any fee waivers, for the year ended March 31, 1997.


--------------------------------------------------------------------------------
                                     For the year ended March 31, 1997
--------------------------------------------------------------------------------
                        Administration Fees         Waiver              Fees
Fund Name                   (before waivers)       of Fees              Paid
--------------------------------------------------------------------------------
 U.S. Government Fund           $44,168             $9,975            $38,746
--------------------------------------------------------------------------------
 California Tax-Free Fund       $85,431            $27,036            $71,129
--------------------------------------------------------------------------------
 Equity Value Fund              $95,828            $21,831            $81,535
--------------------------------------------------------------------------------

     The following table summarizes the administration fees paid by the Funds to ALPS and Furman Selz and any administrative fee waivers, for the period April 3, 1995 to March 31, 1996:

--------------------------------------------------------------------------------
       April 3, 1995 (Commencement of investment operations) to March 31, 1996
--------------------------------------------------------------------------------
                        Administration Fees         Waiver              Fees
Fund Name                   (before waivers)       of Fees              Paid
--------------------------------------------------------------------------------
 U.S. Government Fund            $37,324           $16,798            $15,226
--------------------------------------------------------------------------------
 California Tax-Free Fund        $76,311           $32,529            $27,176
--------------------------------------------------------------------------------
 Equity Value Fund               $51,142           $21,668            $19,824
--------------------------------------------------------------------------------


SERVICE ORGANIZATIONS

    The Funds may also contract with banks, trust companies, broker-dealers (other than BISYS) or other financial organizations ("Service Organizations") to provide certain administrative services with respect to the Funds for a fee paid at an annual rate of up to 0.25% of daily net Fund assets serviced. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designating accounts; providing periodic statements showing a client's account balance and, to the extent practicable, integrating such information with other client transactions, furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to clients; and providing such other services as the Funds or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation.

    Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

    The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Funds might occur and a shareholder serviced by such a bank might no longer be able to avail itself to any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                           DETERMINATION OF NET ASSET VALUE

    As indicated under "Fund Share Valuation" in the Prospectus, each Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at 4:00 p.m. (Eastern time) on each day the New York

Stock Exchange is open for trading with the exception of certain bank holidays. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment please contact BISYS. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other matters relating to the securities.

    Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

    The Funds may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Funds may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Funds' responsibilities under the 1940 Act.

    In addition, the Funds may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder.

    All redemptions of shares of the Funds will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of its existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she may incur brokerage or other transactional charges.

                                PORTFOLIO TRANSACTIONS

    Investment decisions for the Funds and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

    The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Board of Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

    Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Under the 1940 Act, persons affiliated with the Funds or the Sponsor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless a permissive order allowing such transactions is obtained from the SEC.

    The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Adviser and its affiliates receive such services.

    As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

    Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.


    For the year ended March 31,1997, the Equity Value Fund paid $162,097 in brokerage commissions. The U.S. Government Fund and California Tax-Free Fund did not pay any brokerage commissions.

    For the period April 3, 1995 (commencement of investment operations) to March 31, 1996, the Equity Value Fund paid $84,000 in brokerage commissions.
The U.S. Government Fund and; California Tax-Free Fund did not pay any brokerage commissions.


PORTFOLIO TURNOVER

    Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

    For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. For the year ended March 31, 1997 the Funds' annual portfolio turnover rates were: U.S. Government Fund 11.94%; California Tax-Free Fund 14.02% and Equity Value Fund 77.65%.


    For the period April 3, 1995 (commencement of investment operations) to March 31, 1996, the Funds' annualized portfolio turnover rates were: U.S. Government Fund, 45.41%; California Tax-Free Fund, 93.90%; and Equity Value Fund, 62.76%.

                                       TAXATION

    The Funds have elected to be treated and have qualified as regulated investment companies and intend to continue to qualify to be treated as regulated investment companies for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contacts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.


    Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and ( 3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31, of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.


    Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

    A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

    Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.


    Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends-received deduction from 70 to 50 percent.

    Distributions of net long-term capital gains, if any, designated by the Funds as long- term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

    Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

    Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders' hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

    The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.


    Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisors in this regard.

    Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.


    A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


    Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should consult their own tax advisors in this regard.


    Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company, may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.


    Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisors in this regard.

    Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend which represents income derived from foreign sources.


    Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

    The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

    The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

    The California Tax-Free Fund. The Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders.
The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of each Fund, exempt-interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

    To the extent that a Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

    Upon redemption, sale or exchange of shares in the Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

    Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company (such as one of the Funds) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

    Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

    Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary taxable income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

    Under California law, a mutual fund which qualifies as a regulated investment company generally must have at least 50% of its total assets in California state and local issues at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income tax. Generally, shareholders who are California residents will not incur California personal income tax on the amount of exempt-interest dividends received by them from a Fund and derived from California state and local issues, whether taken in cash or reinvested in additional shares. Gain on the sale or redemption of Fund shares is subject to California personal income tax.

    Shareholders will normally be subject to California personal income tax on dividends paid from income derived from taxable securities and other taxable investments, and from securities issued by states other than California and on distribution of capital and other taxable gains.

    Each Fund will be required to report to the IRS all distributions of investment company taxable income and net capital gains and gross proceeds from the redemption or exchange of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds from the redemption or exchange of the Fund's shares may be subject to withholding of Federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under Federal income tax laws.


    It is important to note that although the deductible "environmental tax" expired for taxable years beginning on or after January 1, 1996, proposed legislation, if enacted, would extend the applicability of such tax to taxable years beginning after December 31, 1996 and before January 1, 2003. This tax, as proposed, would continue to be 0.12% of a corporation's modified alternative minimum taxable income in excess of $2 million. Additionally, the environmental tax would continue to be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. To the extent that exempt-interest dividends paid by a Fund are included in alternative minimum taxable income, corporate shareholders could be subject to the environmental tax, if the proposed extension of such tax is enacted.


    Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Funds, the Adviser and its affiliates, and the Funds' counsel make no review of proceedings relating to the issuance of state or municipal securities on the bases of such opinions.

    Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of one of these Funds since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of a Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

    Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in the California Tax-Free Fund may be affected. Since the Funds do not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in one or more of the Funds.

                                  OTHER INFORMATION

CAPITALIZATION

    The Trust is a Delaware business trust established under a Declaration of Trust dated January 6, 1995 and currently consists of four separately managed portfolios, all of which are discussed in this SAI.

    The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

    In the event of a liquidation or dissolution of the Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of June 4, 1997, the Officers and Directors of the Trust, as a group, owned 0.13% of the U.S. Government Fund, 0.13% of the California Tax-Free Fund and 1.20% of the Equity Value Fund of the outstanding voting securities of each Fund. As of such date, the Small Company Value Fund has not commenced investment operations:

    As of June 4, 1997, the following persons were known by the Fund to own of record 5% or more of the outstanding voting securities of each Fund.

Name and Address                                            Percentage of
of Holder of Record                                         Shares Outstanding
-------------------                                         ------------------

                                U.S Government Fund

SBT & CO                                                         5.04%
P.O. Box 8469
La Jolla, CA 92038-8469

J.P. Morgan and William T. Stephens, Jr.                         21.32%
TRST Sefton CRUT DTD 08/26/94
333 S. Hope St. 35th Floor
Los Angeles, CA 90071-1406

J.P. Morgan and William T. Stephens, Jr.                         14.17%
TRST Thomas & Donna Sefton
CRUT DTD 08/26/94
333 S. Hope St. 35th Floor
Los Angeles, CA 90071-1406

CORELINK Financial, Inc.                                         25.75%
1855 Gateway Blvd.
P.O. Box 4054
Concord, CA 94524

SBT & CO                                                         30.89%
Reinvest Account
P.O. Box 8469
La Jolla, CA 92038-8469

                             California Tax-Free Fund

SBT & CO                                                         8.57%
P.O. Box 8469
La Jolla, CA 92038-8469

CORELINK Financial, Inc.                                         58.99%
1855 Gateway Blvd.
P.O. Box 4054
Concord, CA 94524

SBT & CO                                                         25.90%
Reinvest Account
P.O. Box 8469
La Jolla, CA 92038-8469

                               Equity Value Fund

CORELINK Financial, Inc.                                         56.87%
1855 Gateway Blvd.
P.O. Box 4054
Concord, CA 94524

SBT & CO                                                         33.92%
Reinvest Account
P.O. Box 8469
La Jolla, CA 92038-8469


VOTING RIGHTS

    Under the Declaration of Trust, the Funds are not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Funds. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

    The Funds' shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

    Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

CUSTODIAN AND TRANSFER AGENT

    Effective February 13, 1997 Union Bank of California, ("UBC") has been appointed as the Funds' custodian to replace State Street Bank and Trust Company. Pursuant to a Custodian Agreement, UBC is responsible for holding the Funds' cash and portfolio securities.

    Effective January 1, 1997 BISYS Fund Services, Inc. replaced State Street Bank and Trust Company ("SSB") as Transfer Agent for the Funds. For the year ended March 31, 1997, BISYS Fund Services, Inc. and SSB collectively earned $40,021, $37,358 and $45,336 for performing transfer agency and custodian services provided to the U.S. Government Fund, California Tax-Free Fund and Equity Value Fund, respectively. For the period April 3, 1995 (commencement of investment operations) to March 31, 1996, the Trust paid,$29,448, $35,613 and $31,387 for transfer agency and custodian services provided to the U.S. Government Fund, California Tax-Free Fund and Equity Value Fund.


YIELD AND PERFORMANCE INFORMATION

    The Funds may, from time to time, include their yields, effective yields, tax equivalent yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

    Quotations of yield for the Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                   a-b      6
         YIELD=2[( ---- +1 ) -1]
                    cd


    where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

    For the 30 day period ending March 31, 1997, the U.S. Government Fund's yield was 5.68%.


    Quotations of tax-equivalent yield for the California Tax-Free Fund will be calculated by: (a) dividing the portion of the Fund's yield that is exempt from both federal and California state income taxes by one minus a stated combined federal and state income tax rate; (b) dividing the portion of the Fund's yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax.


    Based on the foregoing calculations, the yield and tax-equivalent yield of the California Tax-Free Fund for the 30 day period ended March 31, 1997 were 4.50% and 7.45%. Tax-equivalent yield is based upon the combined state and federal tax rate assumptions of 37.3 % (assuming a 28% federal tax rate and a 9.3% California tax rate).


    Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:
          n
    P(l+T) =ERV

    (where P = a hypothetical initial payment of $1,000, T= the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


    For the fiscal year ended March 31, 1997, the total return for the U.S. Government Fund, the California Tax-Free Fund and the Equity Value Fund was 3.31%, 5.69%, and 23.15%, respectively.

    For the period April 3, 1995 (commencement of investment operations) through March 31, 1997, the average annual total return for the U.S. Government Fund, the California Tax-Free Fund and the Equity Value Fund was 6.16%, 6.17% and 24.80%, respectively.


    Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

    In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

    Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as the independent accountants for the Funds. Price Waterhouse LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Price Waterhouse LLP's address is 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202.

REGISTRATION STATEMENT

    This SAI and the Prospectus do not contain all the information included in the Funds' Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

    Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                 FINANCIAL STATEMENTS

    The financial statements appearing in the most current fiscal year Annual Report to shareholders and the report thereon of the independent accountants appearing therein, namely Price Waterhouse LLP, are incorporated by reference in this Statement of Additional Information and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. The Annual Report to shareholders which contains the referenced statements, is available upon request and without charge.

                              PART C. OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a)  (1)       Financial Statements included in Part A of this Registration
                    Statement: Financial Highlights for the Year ended March 31,
                    1997 and the period from April 3, 1995 (commencement of investment operations) to March 31, 1996.

          (2) The following audited financial statements of Sefton U.S. Government Fund, Sefton California Tax-Free Fund and Sefton Equity Value Fund and the notes thereto for the fiscal year ended March 31, 1997, and the report of Price Waterhouse LLP with respect to such financial statements are incorporated by reference in Part B of this Registration Statement:
                    Statement of Assets and Liabilities and Statement of Investments as of March 31, 1997; Statement of Operations for the year ended March 31, 1997; Statement of Changes in Net Assets and Financial Highlights for the year ended
                    March 31, 1997 and the period from April 3, 1995 (commencement of investment operations) to March 31, 1996.


     (b)  EXHIBITS


     *    (1)       Charter of Registrant.

     *    (2) (a)   Bylaws of Registrant.

          (3)       None.

          (4)       None.

     *    (5)(a)    Form of Master Investment Advisory Contract and Supplements
                    between Registrant and Sefton Capital Management

          (5)(b) Form of Master Administration Agreement and Supplements between Registrant and BISYS Fund Services, Inc.

     **   (6)       Form of Master Distribution Agreement and Supplements
                    between Registrant and BISYS Fund Services, Inc.

          (7)       None.

     **   (8)       Form of Custodian Contract between Registrant and State
                    Street Bank and Trust Company

     **   (9)(a)    Form of Transfer Agency Agreement between Registrant and
                    BISYS Fund Services, Inc.

     **   (9)(b)    Form of Fund Accounting Agreement between Registrant and
                    BISYS Fund Services, Inc.

          (10)      Opinion & Consent of Baker & McKenzie, counsel to
                    Registrant.

          (11)      Consent of Independent Accountants.

          (12)      None.

     ***  (13)      Subscription Agreement.

          (14)      None.

          (15)      None.

          (16)      Schedule of Computation of Performance Calculation.

                    (a) U.S. Government Fund
                    (b) California Tax-Free Fund
                    (c) Equity Value Fund


          (17)      Financial Data Schedule.


                    (a) U.S. Government Fund
                    (b) California Tax-Free Fund
                    (c) Equity Value Fund

          (18)      None.

     Other Exhibits


          **   (a)  Power of Attorney
     ___________________
* Filed with Initial Registration Statement on January 13, 1995 and incorporated by reference.
** Filed with Post-Effective Amendment No. 3 to Registration Statement on April 16, 1997 and incorporated by reference.

*** Filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 20, 1995 and incorporated by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.


Item 26.  NUMBER OF HOLDERS OF SECURITIES.



          As of June 4, 1997

          U.S. Government Fund               20
          California Tax-Free Fund           18
          Equity Value Fund                  90
          Small Company Value Fund            0



Item 27.  INDEMNIFICATION.

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1(a) to this Registration Statement) and Section 4 of the Master Investment Advisory Contract and Supplements (Exhibit 5(a) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

     Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to the Registration Statement) and Section 3 of the Master Administration Contract (Exhibit 5(b) to the Registration Statement) and Section 10 of the Master Distribution Contract (Exhibit 6 to this Registration Statement) limit the liability of Sefton Capital Management, Inc. and BISYS, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contract and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Sefton Capital Management provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust. The adviser was formed in 1994.

     The executive officers of Sefton Capital Management, Inc. and such executive officers' and directors' positions during the past 2 years are as follows:

     Name and Position                       Other Businesses

     -----------------                       ----------------


     Harley Knox Sefton, President and       President, First Interstate
     Chief Executive Officer                 Capital Management, Inc. and
                                             San Diego Financial Capital
                                             Management, Inc.



     Theodore James Piorkowski,
     Vice President and Fund Manager         Vice President and Portfolio
                                             Manager, First Interstate
                                             Capital Management

     Lorraine Aulani Capossere,              Assistant Vice President and
     Vice President and Chief                Operations Manager, First
     Operating Officer                       Interstate
                                             Capital Management, Inc.

     Jennifer Jones Sefton,                  Senior Accountant, Steres Alpert &
     Vice President and Chief                Carne
     Financial Officer


     Thomas Charles Bowden,                  Vice President and Portfolio
     Vice President and Fund                 Manager, First Interstate Capital
     Manager                                 Management, Inc


     Leif Otto Sanchez, Vice President       Vice President and Portfolio
     and Fund Manager                        Manager, First Interstate Capital
                                             Management, Inc.


     Alan Ashwell Lordi,                     Managing Director,
     Vice President and Portfolio            Furman Selz LLC
     Manager


Item 29. PRINCIPAL UNDERWRITER


     (a) BISYS Fund Services acts as Distributor/Underwriter for various other unrelated registered investment companies.

     (b) Officers and Directors


                                   Positions and
      Name and Principal              Offices           Positions and Offices
      Business Address*          with Underwriter          with Registrant
-----------------------------  --------------------    ------------------------
 Lynn J. Mangum                        None                  Chairman/CEO
 150 Clove Road
 Little Falls, New Jersey
 07424

 J. David Huber                        None                   President
 3435 Stelzer Road
 Columbus, Ohio 43219

 Robert J. McMullan                    None                 Executive Vice
 150 Clove Road                                        President/CFO/Treasurer
 Little Falls, New Jersey
 07424

                                   Positions and
      Name and Principal              Offices           Positions and Offices
      Business Address*          with Underwriter          with Registrant
-----------------------------  --------------------    ------------------------
 Kevin J. Dell                         None             Vice President/General
 150 Clove Road                                           Counsel/Secretary
 Little Falls, New Jersey
 07424

 Mark J. Rybarezyk                     None             Senior Vice President
 150 Clove Road
 Little Falls, New Jersey
 07424

 Dennis Sheehan                        None             Senior Vice President
 150 Clove Road
 Little Falls, New Jersey
 07424

 George Martinez                     Secretary          Senior Vice President
 3435 Stelzer Road
 Columbus, Ohio 43219

 Michael Burns                         None                 Vice President
 3435 Stelzer Road
 Columbus, Ohio 43219

 Annemaria Porcaro                     None              Assistant Secretary
 150 Clove Road
 Little Falls, New Jersey
 07424

 Robert Tuch                           None              Assistant Secretary
 3435 Stelzer Road
 Columbus, Ohio 43219


_________________________

(c)     Not applicable.

Item 30.   LOCATION OF ACCOUNTS AND RECORDS


           All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of BISYS Fund Services, 3435 Stelzer Road,
Columbus, Ohio 43219.



Item 31.   MANAGEMENT SERVICES

           Not applicable.

Item 32.  UNDERTAKINGS.

          (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

          (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

          (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to Shareholders upon request and without charge.

          (d) Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement relating to shares of the Small Company Value Fund (the "Shares") or the initial public offering of the Shares, whichever is later.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on June 30, 1997.

                              SEFTON FUNDS TRUST (Registrant)


                              By:/s/ THOMAS LINE
                                 -----------------------------------
                                 Thomas Line
                                 Vice President and Treasurer


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                     TITLE                         DATE
     ----------                    -----                         ----

HARLEY K. SEFTON*
-----------------
Harley K. Sefton              Chairman and President       June 30, 1997



GRACE EVANS CHERASHORE*
-----------------------
Grace Evans Cherashore        Trustee                      June 30, 1997



GORDON T. FROST, JR.*
------------------------
Gordon T. Frost, Jr.          Trustee                      June 30, 1997

JOHN J. PILEGGI*         Trustee                           June 30, 1997
------------------
John J. Pileggi



/s/THOMAS LINE           Vice President and Treasurer      June 30, 1997
---------------
Thomas Line              (Principal Financial Officer)



/s/THOMAS LINE
---------------
Thomas Line
Attorney-in-Fact


_________________________
*Pursuant to Power of Attorney filed with this Post-Effective Amendment No. 3 dated April 16, 1997.